As filed with the SEC on February 8, 2017
Registration No. 333-215503

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

/ X / Pre-Effective Amendment No. 1	/ / Post-Effective Amendment No. ___

HENNESSY FUNDS TRUST
(Exact Name of Registrant as Specified in Charter)

7250 Redwood Blvd., Suite 200, Novato, CA 94945
(Address of Registrant’s Principal Executive Offices)

(800) 966-4354
(Registrant’s Telephone Number, Including Area Code)

Neil J. Hennessy
Hennessy Advisors, Inc.
7250 Redwood Blvd
Suite 200
Novato, CA 94945
(Name and Address of Agent for Service)

Copies of all communications to:

Peter D. Fetzer
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, Wisconsin 53202

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

The registrant hereby amends this registration statement on such date or dates as may be necessary to delay its effective date until the registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until this registration statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to said Section 8(a), may determine.

Title of Securities Being Registered: Shares of beneficial interest, no par value.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The information in this Prospectus is not complete and may be changed.  We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective.  This Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY PRESIDENT’S LETTER, SUBJECT TO CHANGE, DATED FEBRUARY 8, 2017.

HENNESSY FUNDS TRUST
7250 Redwood Blvd.
Suite 200
Novato, California 94945

February [•], 2017

Dear Hennessy Large Value Fund Shareholder:

We are sending this information to you because you are a shareholder of the Hennessy Large Value Fund (the “Large Value Fund”), a series of Hennessy Funds Trust (the “Trust”).  The Board of Trustees of the Trust is pleased to announce the pending reorganization of the assets and liabilities of the Large Value Fund into the Hennessy Cornerstone Value Fund (the “Cornerstone Value Fund”), a series of the Trust.  We sometimes refer to each of the Large Value Fund and the Cornerstone Value Fund as a “Fund” and together, the “Funds”.

The reorganization, which is expected to become effective February 28, 2017, is described in more detail in the attached prospectus.  You should review the prospectus carefully and retain it for future reference.  In connection with this reorganization, we are not asking you for a proxy and you are requested not to send a proxy.

The Large Value Fund and the Cornerstone Value Fund have similar investment objectives and similar investment strategies, as both Funds invest in larger companies using a value approach to investing.  However, while the Large Value Fund is actively managed by its portfolio managers, the Cornerstone Value Fund utilizes a highly disciplined, quantitative formula known as the Cornerstone Value Strategy®.  Approximately [•]% of the portfolio of the Large Value Fund is currently held by the Cornerstone Value Fund.

We anticipate that the reorganization will result in benefits to the shareholders of the Large Value Fund as discussed more fully in the prospectus.  As a general matter, we believe that the reorganization will provide a substantially similar investment opportunity with a lower expense ratio for the Large Value Fund shareholders.  In recommending the reorganization, the Trustees have considered, among other things, the investment objectives and investment policies of the Funds, the Large Value Fund’s prospects for future sales, the comparison of fees for the Funds and the pro forma combined Fund, the overlap of the securities held, or eligible to be held, by the Funds, the costs of the reorganization and the allocation thereof, and the tax-free nature of the reorganization, and the Trustees have concluded that the reorganization is in the best interests of the Funds.

Upon the reorganization of the assets and liabilities of the Large Value Fund into the Cornerstone Value Fund, each shareholder of the Large Value Fund will receive shares of the Cornerstone Value Fund, which have an aggregate net asset value (“NAV”) equal to the aggregate NAV of the shareholder’s shares in the Large Value Fund.   The Large Value Fund would then terminate.  The shareholders of the Large Value Fund will not be assessed any sales charges or other shareholder fees in connection with the reorganization.

Sincerely,

_______________
Neil J. Hennessy
President

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the prospectus or the securities to be issued pursuant to the reorganization under the prospectus or determined if the prospectus is accurate or adequate.  Any representation to the contrary is a criminal offense.

________________________________

The enclosed prospectus is dated February [•], 2017, and is
first being mailed to shareholders on or about February [•], 2017.

PRELIMINARY Q&A, SUBJECT TO CHANGE, DATED FEBRUARY 8, 2017.

HENNESSY FUNDS TRUST
7250 Redwood Blvd.
Suite 200
Novato, California 94945

QUESTIONS AND ANSWERS

Dated:  February [•], 2017

Question 1:  What is this document and why did we send this document to you?

Answer:  The attached document is a prospectus that provides you with information about the reorganization (the “Reorganization”) of the assets and liabilities of the Hennessy Large Value Fund (the “Large Value Fund”), a series of Hennessy Funds Trust (the “Trust”), into the Hennessy Cornerstone Value Fund (the “Cornerstone Value Fund”), a series of the Trust.  The Large Value Fund and the Cornerstone Value Fund are each a “Fund” and, together, the “Funds”.

On December 27, 2016, the Board of Trustees (the “Trustees”) of the Trust approved and declared advisable the Reorganization of the Large Value Fund into the Cornerstone Value Fund.  The Reorganization does not require approval by shareholders of either Fund.  We are not asking you for a proxy and you are requested not to send a proxy.

Shareholders may contact the Trust by writing to Hennessy Funds Trust, 7250 Redwood Blvd., Suite 200, Novato CA 94945, or by calling 1-800-966-4354.

Question 2: How will the Reorganization work?

Answer:  The Agreement and Plan of Reorganization dated as of February [•], 2017 (the “Plan”), provides for (1) the transfer of all the assets of the Large Value Fund to the Cornerstone Value Fund, (2) the assumption by the Cornerstone Value Fund of all the liabilities of the Large Value Fund, (3) the issuance to shareholders of the Large Value Fund of shares of the Cornerstone Value Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Large Value Fund in redemption of their shares of the Large Value Fund, and (4) the termination of the Large Value Fund.  In the distribution, holders of Investor Class shares of the Large Value Fund will receive Investor Class shares of the Cornerstone Value Fund, and holders of Institutional Class shares of the Large Value Fund will receive Institutional Class shares of the Cornerstone Value Fund.  As a result of the Reorganization, each shareholder of the Large Value Fund will become a shareholder of the Cornerstone Value Fund.

Shareholders of the Large Value Fund will not be assessed any sales charges or other shareholder fees in connection with the Reorganization.

Question 3: Why is the Reorganization taking place?

Answer:  Hennessy Advisors, Inc. (the “Manager”), the investment adviser to the Funds, reviewed and assessed the continued operation of the Large Value Fund in connection with changes at the sub-advisor that eventually resulted in all but one of the Funds’ portfolio managers terminating employment with the sub-advisor.  The Manager concluded that it was not satisfied with the portfolio manager changes, nor with the proposed replacements for portfolio managers who departed the sub-advisor.  In light of these changes and the inability of the Fund to attract significant assets, the Manager recommended that the Large Value Fund be reorganized into the Cornerstone Value Fund because the Manager believes the two Funds offer investors a comparable investment product, but the Cornerstone Value Fund has lower expenses with a proven track record comparable to the Large Value Fund in three-year and five-year periods, and outperforming the Large Value Fund in the one-year and ten-year periods.

In considering the recommendation of the Manager, the Trustees also considered the liquidation of the Large Value Fund.  They concluded that participation by the Large Value Fund in the Reorganization would be in the best interests of the Large Value Fund, as it would provide investors with a comparable investment product with lower expenses and with a proven track record comparable to the Large Value Fund in three-year and five-year periods, and outperforming the Large Value Fund in the one-year and ten-year periods.  In recommending the Reorganization, the Trustees also noted the following: (1) the Large Value Fund’s prospects for future sales appear to be less favorable than those of the Cornerstone Value Fund, (2) the costs of the Reorganization will be borne by the Manager, and (3) the tax-free nature of the Reorganization.

Question 4:  When will the Reorganization take place?

Answer:  The Reorganization is expected to take place on February 28, 2017.

Question 5:  Who will bear the expenses of the Reorganization?

Answer:  The expenses of the Reorganization will be borne by the Manager.  Following the Reorganization, the Cornerstone Value Fund will hold the assets of the Large Value Fund that it acquires until the Cornerstone Value Fund rebalances its portfolio pursuant to its customary procedures.  The Manager will not pay for the trading costs (including brokerage commissions, taxes, and custodian fees) that may result from the Cornerstone Value Fund rebalancing its portfolio in the ordinary course following the Reorganization.  The Cornerstone Value Fund generally rebalances its portfolio in a winter month: November, December, January, February, or March.

Question 6:  Where can I find additional information about the Funds?

Answer:  Additional information about the Funds is available in the Statement of Additional Information (“SAI”) dated February [•], 2017, that has been filed with the Securities and Exchange Commission (“SEC”) in connection with this prospectus, along with the other documents identified below.  The SAI is incorporated by reference into this prospectus and accompanies this prospectus.

Information about the Funds is also contained in the following documents, which have been filed with the SEC and are incorporated by reference into this prospectus (this means that they are legally considered to be a part of this prospectus):

•	The current Prospectus of the Large Value Fund and the Cornerstone Value Fund, dated February 29, 2016, as amended to date.
•	The current Statement of Additional Information of the Large Value Fund and the Cornerstone Value Fund, dated February 29, 2016, as amended to date.
•	The current Annual Report of each of the Large Value Fund and the Cornerstone Value Fund for the fiscal year ended October 31, 2016.
Copies of the SAI and the above-referenced documents are available upon request and without charge by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato CA 94945, or by calling 1-800-966-4354.

You may view or obtain documents from the SEC:

•	In person: at the SEC’s Public Reference Room in Washington, D.C.
•	By phone: 1-202-551-8090 (for information on the operations of the Public Reference Room only)
•	By mail: Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102 (duplicating fee required)
•	By electronic mail: publicinfo@sec.gov (duplicating fee required)
•	On the Internet: www.sec.gov

PRELIMINARY PROSPECTUS, SUBJECT TO CHANGE, DATED february 8, 2017.

HENNESSY FUNDS TRUST
7250 Redwood Blvd.
Suite 200
Novato, California  94945
(415) 899-1555
 (800) 966-4354

PROSPECTUS DATED FEBRUARY [•], 2017 For the Reorganization of the Hennessy Large Value Fund into the Hennessy Cornerstone Value Fund

We are sending this prospectus to you because you are a shareholder of the Hennessy Large Value Fund (the “Large Value Fund”), a series of Hennessy Funds Trust (the “Trust”).  The Board of Trustees of the Trust is pleased to announce the pending reorganization of the assets and liabilities of the Large Value Fund into the Hennessy Cornerstone Value Fund (the “Cornerstone Value Fund”), a series of the Trust.  We sometimes refer to each of the Large Value Fund and the Cornerstone Value Fund as a “Fund” and together, the “Funds”.

We are not asking you for a proxy and you are requested not to send a proxy.

The proposed reorganization will be effected pursuant to an Agreement and Plan of Reorganization (the “Plan”), which provides for (collectively, the “Reorganization”): (1) the transfer of all the assets of the Large Value Fund to the Cornerstone Value Fund, (2) the assumption by the Cornerstone Value Fund of all the liabilities of the Large Value Fund, (3) the issuance to shareholders of the Large Value Fund of shares of the Cornerstone Value Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Large Value Fund in redemption of their shares of the Large Value Fund, and (4) the termination of the Large Value Fund.  In the distribution, holders of Investor Class shares of the Large Value Fund will receive Investor Class shares of the Cornerstone Value Fund, and holders of Institutional Class shares of the Large Value Fund will receive Institutional Class shares of the Cornerstone Value Fund.  As a result of the Reorganization, each shareholder of the Large Value Fund will become a shareholder of the Cornerstone Value Fund.

The Large Value Fund and the Cornerstone Value Fund are each a series of Hennessy Funds Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended.

This prospectus, which should be retained for future reference, sets forth concisely information about the Cornerstone Value Fund that investors should know before the Reorganization.  Additional information is contained in the following documents, which have been filed with the SEC and are incorporated by reference into this prospectus (this means that they are legally considered to be a part of this prospectus):

•	The Statement of Additional Information dated February [•], 2017, relating to the Plan, including financial statements, which accompanies this prospectus.
•	The current Prospectus of the Large Value Fund and the Cornerstone Value Fund, dated February 29, 2016, as amended to date.
•	The current Statement of Additional Information of the Large Value Fund and the Cornerstone Value Fund, dated February 29, 2016, as amended to date.

•	The current Annual Report of each of the Large Value Fund and the Cornerstone Value Fund for the fiscal year ended October 31, 2016.
Copies of these documents are available upon request and without charge by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato CA 94945, or by calling 1-800-966-4354.

We are not asking you for a proxy or written consent, and you are requested not to send to us a proxy or written consent.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of the reorganization described in the prospectus or the securities to be issued pursuant to the reorganization under the prospectus or determined if the prospectus is accurate or adequate.  Any representation to the contrary is a criminal offense.

PROSPECTUS TABLE OF CONTENTS

Page

I.	SYNOPSIS		1
	A.	Overview	1
	B.	Reasons for the Reorganization and Board Deliberations	1
	C.	The Proposed Plan and Resulting Reorganization	2
	D.	Comparison of the Large Value Fund and the Cornerstone Value Fund	2
		1. Investment Objectives and Principal Investment Policies	2
		2. Investment Advisory Services	3
		3. Distribution Services	4
		4. Shareholder Servicing	4
		5. Purchase and Redemption Procedures	4
		6. Exchange Procedures	4
		7. Service Providers	5
	E.	Federal Tax Consequences of the Proposed Reorganization	5
II.	PRINCIPAL RISK FACTORS		5
III.	COMPARISON FEE TABLE AND EXAMPLE		6
	A.	Fee Tables	6
	B.	Example	8
IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION		9
	A.	Summary of the Proposed Reorganization	9
	B.	Terms of the Plan	9
	C.	Description of the Cornerstone Value Fund Shares	10
	D.	Reasons for the Reorganization Considered by the Board	10
	E.	Federal Income Tax Consequences	11
	F.	Comparison of Shareholder Rights	12
	G.	Capitalization	13
V.	INFORMATION ABOUT THE LARGE VALUE FUND AND THE CORNERSTONE
	VALUE FUND		13
	A.	Investment Objective and Investment Strategies	13
	B.	Fees and Performance	15
	C.	Fund Management and Portfolio Managers	18
	D.	Net Asset Value	19
	E.	Shares	20
	F.	Taxes, Dividends and Distributions	27
	G.	Financial Information	28
VI.	ADDITIONAL INFORMATION		28
VII.	MISCELLANEOUS INFORMATION		28
	A.	Legal Matters	28
	B.	Experts	28

Exhibit A			A-1
Exhibit B			B-1

i

I.	SYNOPSIS
A.	Overview
The following synopsis is a summary of certain information contained elsewhere in this prospectus, including documents incorporated by reference, as well as in the Agreement and Plan of Reorganization attached to this prospectus (the “Plan”).  This synopsis is qualified by reference to the more complete information contained herein as well as in the Prospectus of the Hennessy Large Value Fund (the “Large Value Fund”) and the Hennessy Cornerstone Value Fund (the “Cornerstone Value Fund”), dated February 29, 2016, as supplemented to date, which includes information about the funds, and in the Plan attached hereto as Exhibit A.  The transactions contemplated by the Plan (collectively the “Reorganization”) are described herein.  Shareholders should read the entire prospectus carefully.

The Large Value Fund and the Cornerstone Value Fund are each a series of Hennessy Funds Trust (the “Trust”).  We sometimes refer to each of the Large Value Fund and the Cornerstone Value Fund as a “Fund” and together, the “Funds”.

B.	Reasons for the Reorganization and Board Deliberations
The Funds’ investment advisor, Hennessy Advisors, Inc. (the “Manager”), recommended that the Board of Trustees (the “Trustees”) of the Trust approve the Plan.  Before considering the proposed Reorganization, the Trustees requested and received information about the Plan and information about the Funds, including their historical performance and sales information, expense information and information about their portfolio managers.

In assessing the information provided, the Trustees considered the factors discussed below, among others, from the point of view of the interests of the Large Value Fund and its shareholders.  After careful consideration, the Trustees, including all Trustees who are not “interested persons” of the Funds, the Manager or its affiliates, determined that Reorganization would be in the best interests of the Large Value Fund and that the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganization.  The Trustees have unanimously approved the Plan.

The Trustees considered, among other things:

•	The Manager discussed with the Trustees that it believes that the Reorganization would benefit the Large Value Fund and its shareholders by potentially resulting in a lower expense ratio;
•	Potential shareholder benefits, including the fact that the pro forma total expense ratio of the combined Fund is expected to be lower than the current expense ratio of the Large Value Fund;
•	The current asset level of the Large Value Fund and the combined pro forma asset level of the combined Fund;
•	The historical performance of the Funds;
•	The investment objective and principal investments of the Funds; and
•	The form of the Plan and the terms and conditions of the Reorganization.
The Trustees also approved the Plan on behalf of the Cornerstone Value Fund.

The Manager will pay all of the expenses related to the Reorganization.  The costs of the Reorganization include, but are not limited to, costs associated with the preparation and filing of the registration statement and printing and distribution of the prospectus, legal fees, accounting fees and securities registration fees.

C.	The Proposed Plan and Resulting Reorganization
The Plan provides for: (1) the transfer of all the assets of the Large Value Fund to the Cornerstone Value Fund, (2) the assumption by the Cornerstone Value Fund of all the liabilities of the Large Value Fund, (3) the issuance to shareholders of the Large Value Fund of shares of the Cornerstone Value Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Large Value Fund in redemption of their shares of the Large Value Fund, and (4) the termination of the Large Value Fund.  In the distribution, holders of Investor Class shares of the Large Value Fund will receive Investor Class shares of the Cornerstone Value Fund, and holders of Institutional Class shares of the Large Value Fund will receive Institutional Class shares of the Cornerstone Value Fund.  As a result of the Reorganization, each shareholder of the Large Value Fund will become a shareholder of the Cornerstone Value Fund.

No sales charges will be imposed on the shares of the Cornerstone Value Fund issued in connection with the Reorganization.  The Reorganization has been structured with the intention that it qualify for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the “Code”).  Therefore, shareholders should not recognize any gain or loss on the Large Value Fund shares for federal income tax purposes as a result of the Reorganization.

D.	Comparison of the Large Value Fund and the Cornerstone Value Fund
Set forth below are details about the Funds.  The following highlights the main differences between the Funds:

•
The Large Value Fund is an actively managed Fund with its portfolio managers evaluating companies to find undervalued stocks, while the Cornerstone Value Fund utilizes a quantitative formula to find undervalued stocks.

•
The Large Value Fund’s portfolio managers regularly asses and adjust the Fund’s portfolio, while the Cornerstone Value Fund holds the stocks the formula selects until the next annual rebalancing of the formula.

•	The Cornerstone Value Fund may invest in foreign securities and ADRs on a principal basis, while the Large Value Fund may not.
1.	Investment Objectives and Principal Investment Policies
Large Value Fund

The Large Value Fund’s investment objective is long-term growth of capital and current income.  The Fund tries to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.  The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

•	stocks that the Fund considers to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements; and
•	stocks of companies the Fund believes are sound businesses with good future potential based on their fundamental characteristics.
The Large Value Fund normally invests for the long-term, but may sell a security at any time if its investment advisor considers it to be overvalued or otherwise unfavorable.  With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at the time of purchase.  There is no maximum market capitalization.  Although the Fund invests in foreign companies whose securities are listed on a U.S. national securities exchange and American Depositary Receipts, the Fund seldom holds significant positions (as a percentage of its net asset value) in foreign companies.

Cornerstone Value Fund

The investment objective of the Cornerstone Value Fund is total return, consisting of capital appreciation and current income.

The Cornerstone Value Fund invests in larger, dividend-paying companies (companies with market capitalization that exceeds the average of the Capital IQ Database (the “Database”) (formerly known as the Standard & Poor’s Compustat® Database)) by utilizing a highly disciplined, quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”).  The universe of stocks consists of 19,837 issuers with an average market capitalization of $5.713 billion as of January 31, 2017.  The Fund invests in both domestic and foreign companies whose securities are listed on a U.S. national securities exchange and American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S.  The Value Strategy then selects the 50 common stocks with the highest dividend yield as of the date of purchase from the Database that also meet the following criteria:

1.	Market capitalization that exceeds the Database average.
2.	Number of shares outstanding that exceeds the Database average.
3.	Twelve-month sales that are 50% greater than the Database average.
4.	Cash flow that exceeds the Database average.
The Cornerstone Value Fund purchases 50 stocks as dictated by the Value Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each. Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually; the Cornerstone Value Fund generally rebalances its portfolio in a winter month: November, December, January, February, or March. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold. Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

2.	Investment Advisory Services
Large Value Fund

Hennessy Advisors, Inc., 7250 Redwood Blvd., Suite 200, Novato, California 94945, serves as the investment advisor to the Large Value Fund.  The Fund pays the Manager a monthly management fee based on its average daily net assets at the annual rate of 0.85%.  The Fund uses a value approach to investing

The Manager has delegated the day-to-day management of the portfolio composition of the Hennessy Large Value Fund to RBC Global Asset Management (U.S.) Inc. (“RBC GAM (U.S.)”), a wholly-owned subsidiary of RBC USA Holdco Corporation, which is an indirect wholly-owned subsidiary of Royal Bank of Canada.  RBC GAM (U.S.) has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986.  RBC GAM (U.S.) maintains offices at 50 South Sixth St., Suite 2350, Minneapolis, MN 55402.  The Manager (not the Fund) pays a sub-advisory fee to RBC GAM (U.S.), based upon the daily net assets of the Fund, at the annual rate of 0.35%.

Cornerstone Value Fund

Hennessy Advisors, Inc., 7250 Redwood Blvd., Suite 200, Novato, California 94945, serves as the investment advisor to the Cornerstone Value Fund.  The Fund pays the Manager a monthly management fee based on its average daily net assets at the annual rate of 0.74%.  The Fund uses a quantitative formula in choosing its investments.

3.	Distribution Services
Quasar Distributors, LLC (“Quasar”), 615 East Michigan Street, Milwaukee, Wisconsin 53202, acts as distributor for the Funds.  As such, Quasar is responsible for all purchases, sales, redemptions, and other transfers of shares.  As distributor, Quasar also provides certain administrative services.  Shares of the Funds are offered for sale on a continuous basis at net asset value per share.  Quasar is a registered broker-dealer and member of the Financial Industry Regulatory Authority (FINRA).

4.	Shareholder Servicing
Each of the Funds has entered into a Shareholder Servicing Agreement with the Manager pursuant to which the Manager provides administrative support services to the Funds.  For such services, each of the Funds pays an annual service fee to the Manager equal to 0.10% of the average daily net assets of its Investor Class shares (Institutional Class shares are not subject to this service fee).

5.	Purchase and Redemption Procedures
The purchase and redemption procedures for the Funds are the same.

Purchases and sales (redemptions) of shares of both the Funds are made at the net asset value per share next determined after receipt of the complete and accurate purchase or redemption order by the Funds’ transfer agent.  The Funds’ transfer agent assesses a fee of $15.00 for each redemption made by wire.

The minimum amounts required to invest in or add to an account with the Funds (Investor Class shares and Institutional Class shares) are indicated below:

	Investment Minimums

	Investor Class	Institutional Class
Regular (New Investor)	$2,500	$250,000
Additional Investment (Current Fund Shareholders)	$0	$0
Retirement (Roth and Regular)	$250	$250

The Funds offer an automatic investment plan, whereby an existing shareholder may authorize the Funds to withdraw from his or her personal bank account each month an amount that such shareholder wishes to invest, which must be at least $100.  The Funds may waive the investment minimums from time to time.

6.	Exchange Procedures
The exchange procedures for the Funds are the same.

Shareholders of the Funds may exchange shares of the Funds for shares of any of the other Hennessy Funds: the Hennessy Cornerstone Growth Fund, the Hennessy Focus Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Total Return Fund, the Hennessy Equity and Income Fund, the Hennessy Balanced Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund, the Hennessy Technology Fund, the Hennessy Japan Fund, and the Hennessy Japan Small Cap Fund.  Exchanges may take place any day that the Hennessy Funds and the New York

Stock Exchange are open for business.  Shareholders of the Funds may also exchange shares of the Funds for shares of the First American Prime Obligations Fund, a money market mutual fund that is not affiliated with the Trust or the Manager.  Exchanges are done at no cost.

7.	Service Providers
The Funds have the same service providers, which will continue in their capacity after the Reorganization.

E.	Federal Tax Consequences of the Proposed Reorganization
Neither the Large Value Fund nor its shareholders should be required to recognize gain or loss as a result of the Reorganization.  The aggregate tax basis of the shares of the Cornerstone Value Fund received by a shareholder of the Large Value Fund (including any fractional shares to which the shareholder may be entitled) should be the same as the aggregate tax basis of the shareholder’s shares of the Large Value Fund that are surrendered in exchange for such shares of the Cornerstone Value Fund.  The holding period of the shares of the Cornerstone Value Fund received by a shareholder of the Large Value Fund (including any fractional share to which the shareholder may be entitled) should include the holding period of the shares of the Large Value Fund surrendered by the shareholder in the exchange, provided that such shares of the Large Value Fund are held as capital assets by the shareholder at the time of the Reorganization.  The holding period and tax basis of each asset of the Large Value Fund in the hands of the Cornerstone Value Fund as a result of the Reorganization should be the same as the holding period and tax basis of each such asset in the hands of the Large Value Fund prior to the Reorganization.  This tax information is based on the advice of Foley & Lardner LLP, counsel to each of the Funds.  It is a condition to the closing of the Reorganization that such advice be confirmed in a written opinion of counsel.  An opinion of counsel is not binding on the Internal Revenue Service (“IRS”).

Prior to the closing of the Reorganization, the Trust, if necessary, will declare a distribution to shareholders of the Large Value Fund which, together with all previous distributions, will have the effect of distributing to the Large Value Fund shareholders all of the Large Value Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing.

Following the Reorganization, the Cornerstone Value Fund will hold the assets of the Large Value Fund that it acquires until the Cornerstone Value Fund rebalances its portfolio in winter, pursuant to its customary procedures.  The months in which the Cornerstone Value Fund generally rebalances its portfolio are November, December, January, February and March.  In connection with the Cornerstone Value Fund rebalancing its portfolio in the ordinary course, potentially all of the assets of the Large Value Fund may be sold, as could the current portfolio of the Cornerstone Value Fund.  The Cornerstone Value Fund will apply the same investment criteria to the securities acquired from the Large Value Fund as it applies to the securities it possessed prior to the Reorganization. The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Large Value Fund’s basis in such assets. Any net capital gains (i.e., the excess of net realized long-term capital gains over net realized short-term capital losses) and any net realized short-term capital gains recognized in these sales will be distributed to the shareholders as capital gain dividends and ordinary dividends, respectively, during or with respect to the year of sale, and such distributions will be taxable to shareholders.

As of October 31, 2016, the Large Value Fund did not have capital loss carryforward positions.  As of October 31, 2016, the Cornerstone Value Fund has a capital loss carryforward position of $2,900,273.

II.	PRINCIPAL RISK FACTORS
By investing in equity securities, the Funds may expose shareholders to certain market risks that could cause shareholders to lose money.  These risks include:

Risks Associated With Both Funds:

•	Market Risk;

•	Medium-Sized Companies Risk; and
•	Value Investing Risk.
Risks Associated Only With the Cornerstone Value Fund:

•	Formula Investing Risk; and
•	Foreign Securities Risk.
Risk Associated Only With the Large Value Fund:

•	High Portfolio Turnover Risk (only the Large Value Fund)
Market Risk:  The market value of a security may move up or down, and these fluctuations may cause a security to be worth more or less than the price originally paid for it.  Market risk may affect a single company, an industry, a sector of the economy or the market as a whole.  The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer's management, general market conditions, forecasts for the issuer's industry and the value of the issuer's assets.

Formula Investing Risk:  The Cornerstone Value Fund will adhere to the Value Strategy during the course of the year, subject to applicable Securities and Exchange Commission requirements and federal tax requirements relating to mutual funds, despite any adverse developments that may arise.  This could result in substantial losses to the Fund, if for example, the stocks selected for the Fund’s portfolio for a given year are experiencing financial difficulty, or are out of favor in the market because of weak performance, a poor earnings forecast, negative publicity or general market cycles.  The Fund’s portfolio is rebalanced annually in accordance with the Value Strategy, which may result in the elimination of better performing assets from the Fund’s investments and increases in investments with relatively lower total return.

Medium-Sized Companies Risk: The Funds may invest in medium-sized companies, which may have more limited liquidity and greater price volatility than larger, more established companies.

Value Investing Risk:  The value approach to investing involves the risk that value stocks may remain undervalued.  Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time.

Foreign Securities Risk: The Cornerstone Value Fund may invest in the securities of foreign issuers, including American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S.  There are specific risks associated with investing in the securities of foreign companies not typically associated with investing in domestic companies.  Risks include fluctuations in the exchange rates of foreign currencies, which may affect the U.S. Dollar value of a security, and the possibility of substantial price volatility as a result of political and economic instability in the foreign country.

High Portfolio Turnover Risk:  High portfolio turnover will produce higher transaction costs (such as brokerage commissions or markups or markdowns) that the Large Value Fund must pay, and will increase realized gains (or losses) to investors, which may lower the Fund’s after-tax performance.

III.	COMPARISON FEE TABLE AND EXAMPLE
A.	Fee Tables
The Reorganization would result in a reduction in expense ratios for shareholders of the Large Value Fund.  The following table shows the Funds’ current expense ratios (as detailed in each Fund’s Annual Report for the fiscal year ended October 31, 2016) and pro forma expense ratio of the combined Fund as of October 31, 2016.

	Investor Class Shares	Institutional Class Shares

	Total Annual Fund Operating Expenses	Total Annual Fund Operating Expenses

Large Value Fund	1.37%	1.28%

Cornerstone Value Fund	1.25%	0.95%

Cornerstone Value Fund Pro Forma Combined	1.22%	0.95%

As the table indicates, after the Reorganization the expense ratio is expected to be reduced for the Shareholders of the Large Value Fund by approximately 0.15% for Investor Class shares and by approximately 0.33% for Institutional Class shares.

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Funds.  The purpose of the tables below is to assist an investor in understanding the various costs and expenses that a shareholder bears directly and indirectly from an investment in the Funds.  The tables allow you to compare the expenses of each Fund and estimates for the pro forma combined Fund in its first year following the Reorganization.

	Investor Class Shares

	Large Value Fund	Cornerstone Value Fund	Cornerstone Value Fund Pro Forma Combined
Shareholder Fees
(fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.74%	0.74%
Distribution and Service (12b-1) Fees	0.15%	0.15%	0.15%
Other Expenses	0.37%	0.36%	0.33%
Shareholder Servicing	0.10%	0.10%	0.10%
All Remaining Other Expenses	0.27%	0.26%	0.23%
Total Annual Fund Operating Expenses	1.37%	1.25%	1.22%

	Institutional Class Shares

	Large Value Fund	Cornerstone Value Fund	Cornerstone Value Fund Pro Forma Combined
Shareholder Fees
(fees paid directly from your investment)	None	None	None

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.74%	0.74%
Distribution and Service (12b-1) Fees	None	None	None
Other Expenses	0.43%	0.21%	0.21%
Total Annual Fund Operating Expenses	1.28%	0.95%	0.95%

The projected post-Reorganization pro forma Annual Fund Operating Expenses presented above are based upon numerous material assumptions.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense reductions will be achieved, because expenses depend on a variety of factors, including the future level of Fund assets, many of which are beyond the control of the Funds and the Manager.
B.	Example
The example set forth below is intended to help you compare the cost of investing in the Large Value Fund with the cost of investing in the Cornerstone Value Fund.

The example assumes that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each Fund are those shown in the tables above and remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	Investor Class Shares

	One Year	Three Years	Five Years	Ten Years

Large Value Fund	$139	$434	$750	$1,646

Cornerstone Value Fund	$127	$397	$686	$1,511

Cornerstone Value Fund Pro Forma Combined	$124	$387	$670	$1,477

	Institutional Class Shares

	One Year	Three Years	Five Years	Ten Years

Large Value Fund	$130	$406	$702	$1,545

Cornerstone Value Fund	$97	$303	$525	$1,166

Cornerstone Value Fund Pro Forma Combined	$97	$303	$525	$1,166

The projected examples presented above are based upon numerous material assumptions.  Although these projections represent good faith estimates, there can be no assurance that any particular level of expenses or expense reductions will be achieved, because expenses depend on a variety of factors, including the future level of Fund assets, many of which are beyond the control of the Funds and the Manager.

IV.	THE PROPOSED PLAN AND RESULTING REORGANIZATION
The following is a summary of key information concerning the proposed Reorganization.  Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this prospectus as Exhibit A, and in the documents incorporated by reference into this prospectus.

A.	Summary of the Proposed Reorganization
The Plan provides for (1) the transfer of all the assets of the Large Value Fund to the Cornerstone Value Fund, (2) the assumption by the Cornerstone Value Fund of all the liabilities of the Large Value Fund, (3) the issuance to shareholders of the Large Value Fund of shares of the Cornerstone Value Fund, equal in aggregate NAV to the NAV of their former shares of the Large Value Fund in redemption of their shares of the Large Value Fund, and (4) the termination of the Large Value Fund.

Shareholders of the Large Value Fund will not be assessed any sales charges or other shareholder fees in connection with the Reorganization.

B.	Terms of the Plan
As provided in the Plan, the Cornerstone Value Fund will acquire all the assets and assume all the liabilities, expenses and obligations of the Large Value Fund on the closing date of the Reorganization (the “Closing Date”).  In return, the Cornerstone Value Fund will issue, and the Large Value Fund will distribute to its shareholders, a number of full and fractional shares of the Cornerstone Value Fund, determined by dividing the net value of all the assets of the Large Value Fund by the NAV of one share of the Cornerstone Value Fund.  For this purpose, the Plan provides the times for and methods of determining the net value of the assets of each Fund.  The Plan provides that each shareholder of the Large Value Fund will be credited with shares of the Cornerstone Value Fund corresponding to the aggregate NAV of the Large Value Fund shares that the shareholder holds of record as of the close of trading on the business day immediately preceding the Closing Date (the “Valuation Date”).

Following the distribution of the Cornerstone Value Fund shares by book entry, in full liquidation of the Large Value Fund, the Large Value Fund will wind up its affairs and terminate as soon as is reasonably possible after the Reorganization.

The projected expenses of the Reorganization will be borne by the Manager.  (The Manager will not pay for the trading costs (including brokerage commissions, taxes, and custodian fees) that may result from the Cornerstone Value Fund rebalancing its portfolio in the ordinary course following the Reorganization; the Cornerstone Value Fund generally rebalances its portfolio on an annual basis in a winter month: November, December, January, February or March.)

Under applicable legal and regulatory requirements, none of the Large Value Fund’s shareholders will be entitled to exercise objecting shareholders’ appraisal rights, namely, to demand the fair value of their shares in connection with the Reorganization. Therefore, shareholders will be bound by the terms of the Reorganization under the Plan. However, any shareholder of the Large Value Fund may redeem their shares prior to the close of trading on the Valuation Date.

Completion of the Reorganization is subject to conditions set forth in the Plan, including, but not limited to, the effectiveness of this Registration Statement on Form N-14, the declaration of a dividend distributing all of the Large Value Fund’s investment company taxable income and that neither Fund has undergone a material adverse change. The Trustees may either terminate or amend the Plan under certain circumstances without the approval of either Fund’s shareholders. Among other circumstances, the Trustees may terminate the Plan upon a determination that proceeding with the Plan is not in the best interests of a Fund or of its shareholders.

A copy of the Plan for the Reorganization is attached as Exhibit A.

C.	Description of the Cornerstone Value Fund Shares
Each Investor Class and Institutional Class share of the Cornerstone Value Fund issued to a Large Value Fund shareholder in connection with the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights.  Following the Reorganization, the Cornerstone Value Fund shares may be purchased and redeemed based upon the net asset value of the Cornerstone Value Fund next determined after receipt of the purchase or redemption request.

D.	Reasons for the Reorganization Considered by the Board
The Manager reviewed and assessed the continued operation of the Large Value Fund in connection with changes at the sub-advisor that eventually resulted in all but one of the Funds’ portfolio managers terminating employment with the sub-advisor.  The Manager concluded that it was not satisfied with the portfolio manager changes, nor with the proposed replacements for portfolio managers who departed the sub-advisor.  In light of these changes and the inability of the Fund to attract significant assets, the Manager recommended that the Large Value Fund be reorganized into the Cornerstone Value Fund because the Manager believes the two Funds offer investors a comparable investment product, but the Cornerstone Value Fund has lower expenses with a proven track record comparable to the Large Value Fund in three-year and five-year periods, and outperforming the Large Value Fund in the one-year and ten-year periods.

In considering the recommendation of the Manager, the Trustees also considered the liquidation of the Large Value Fund.  They concluded that participation by the Large Value Fund in the Reorganization would be in the best interests of the Large Value Fund, as it would provide investors with a comparable investment product with lower expenses and with a proven track record comparable to the Large Value Fund in three-year and five-year periods, and outperforming the Large Value Fund in the one-year and ten-year periods.  In recommending the Reorganization, the Trustees also noted the following: (1) the Large Value Fund’s prospects for future sales appear to be less favorable than those of the Cornerstone Value Fund, (2) the costs of the Reorganization will be borne by the Manager, and (3) the tax-free nature of the Reorganization.

Before considering the proposed Reorganization, the Trustees requested and received information about the Plan and information about the Funds, including their historical performance and sales information, expense information and information about their portfolio managers.

In assessing the information provided, the Trustees considered the factors discussed below, among others, from the point of view of the interests of the Large Value Fund and its shareholders.  After careful consideration, the Trustees, including all Trustees who are not “interested persons” of the Funds, the Manager or its affiliates, determined that the Reorganization would be in the best interests of the Large Value Fund and that the interests of existing shareholders of the Funds would not be diluted as a result of the Reorganization.  The Trustees have unanimously approved the Plan.

The Trustees considered, among other things:

•	The Manager discussed with the Trustees that it believes that the Reorganization would benefit the Large Value Fund and its shareholders by potentially resulting in a lower expense ratio;
•	Potential shareholder benefits, including the fact that the pro forma total expense ratio of the combined Fund is expected to be lower than the current expense ratio of the Large Value Fund;
•	The current asset level of the Large Value Fund and the combined pro forma asset level of the combined Fund, which may allow the combined Fund to benefit from economies of scale;

•
The historical performance of the Funds, noting that the Cornerstone Value Fund has a proven track record comparable to the Large Value Fund in three-year and five-year periods, and outperforming the Large Value Fund in the one-year and ten-year periods;

•
The investment objective and principal investments of the Funds, noting that the Cornerstone Value Fund would provide investors with a comparable investment product with lower expenses and with a proven track record comparable to the Large Value Fund in three-year and five-year periods, and outperforming the Large Value Fund in the one-year and ten-year periods;

•	The form of the Plan and the terms and conditions of the Reorganization, noting the costs of the Reorganization will be borne by the Manager;
•	The fact that the Funds have substantially similar advisory contract terms, and the Cornerstone Value Fund pays a lower advisory fee rate;
•	Whether the Reorganization would result in the dilution of shareholders’ interests, concluding that they will not;
•	The fact that no changes in service providers, other than the Large Value Fund’s sub-advisor, would result from the Reorganization;
•	The benefits of the Reorganization to the Manager, which will benefit from the elimination of the sub-advisory fee paid in connection with managing the Large Value Fund;
•	The fact that the Cornerstone Value Fund will assume all the liabilities, expenses and obligations of the Large Value Fund;
•	The expected federal income tax consequences of the Reorganization, noting that it will be tax free; and
•	The expenses of the Reorganization, and the fact that these would be borne by the Manager.
The Trustees also approved the Plan on behalf of the Cornerstone Value Fund.

E.	Federal Income Tax Consequences
Subject to certain stated assumptions contained therein, the Large Value Fund will receive an opinion of Foley & Lardner LLP, its counsel, substantially to the following effect: (1) the Reorganization should constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Large Value Fund and the Cornerstone Value Fund should each be “a party to a reorganization” within the meaning of Section 368(b) of the Code; (2) a shareholder of the Large Value Fund should recognize no gain or loss on the exchange of the shareholder’s shares of the Large Value Fund; (3) neither the Large Value Fund nor the Cornerstone Value Fund should recognize any gain or loss upon the transfer of all of the assets of the Large Value Fund to the Cornerstone Value Fund in exchange for shares of the Cornerstone Value Fund and the assumption by the Cornerstone Value Fund of the liabilities of the Large Value Fund pursuant to the Plan or upon the distribution of shares of the Cornerstone Value Fund to shareholders of the Large Value Fund in exchange for their respective shares of the Large Value Fund; (4) the holding period and tax basis of the assets of the Large Value Fund acquired by the Cornerstone Value Fund should be the same as the holding period and tax basis that the Large Value Fund had in such assets immediately prior to the Reorganization; (5) the aggregate tax basis of shares of the Cornerstone Value Fund received in connection with the Reorganization by each shareholder of the Large Value Fund (including any fractional share to which the shareholder may be entitled) should be the same as the aggregate tax basis of the shares of the Large Value Fund surrendered in exchange therefor; (6) the holding period of shares of the Cornerstone Value Fund received in connection with the Reorganization by each shareholder of the Large Value Fund (including any fractional share to which the shareholder may be entitled) should include the holding period of the shares of the Large Value Fund surrendered in exchange therefore, provided that at the time of the Reorganization the Large Value Fund shares constitute capital assets in the hands of the shareholder as of the Closing Date; and (7) the Cornerstone Value Fund

should succeed to the capital loss carryovers of the Large Value Fund, if any, but the use of the Large Value Fund’s existing capital loss carryovers (as well as the carryovers of the Cornerstone Value Fund) may be subject to limitation under Section 383 of the Code after the Reorganization.  This opinion of counsel will not be binding on the IRS or a court and there is no assurance that the IRS or a court will not take a view contrary to those expressed in the opinion.

Prior to the closing of the Reorganization, the Trust, if necessary, will declare a distribution to shareholders of the Large Value Fund which, together with all previous distributions, will have the effect of distributing to the Large Value Fund shareholders all of the Large Value Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gains, if any, through the closing.

Following the Reorganization, the Cornerstone Value Fund will hold the assets of the Large Value Fund that it acquires until the Cornerstone Value Fund rebalances its portfolio in the winter, pursuant to its customary procedures; the Cornerstone Value Fund generally rebalances its portfolio in a winter month: November, December, January, February, or March.  In connection with the Cornerstone Value Fund rebalancing its portfolio in the ordinary course, a significant portion of the assets of the Large Value Fund may be sold.  The actual tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the Large Value Fund’s basis in such assets.  Any net capital gains (i.e., the excess of net realized long-term capital gains over net realized short-term capital losses) and any net realized short-term capital gains recognized in these sales will be distributed to shareholders as capital gain dividends and ordinary dividends, respectively, during or with respect to the year of sale, and such distributions will be taxable to shareholders.

As of October 31, 2016, the Large Value Fund did not have capital loss carryforward positions.  As of October 31, 2016, the Cornerstone Value Fund has a capital loss carryforward position of $2,900,273.

If the Reorganization had occurred as of January 31, 2017, and the Cornerstone Value Fund had rebalanced its portfolio on the next business day, approximately 77% of the Cornerstone Value Fund’s portfolio would have turned over, which would have resulted in approximate trading costs (including brokerage commissions, taxes, and custodian fees) of approximately $346,662 and would have generated capital gains of approximately $30,813,398.

Although the Funds are not aware of any adverse state income tax consequences, they have not made any investigation as to those consequences for their shareholders.  Additionally, the Funds have not sought, and will not seek, a private letter ruling from the IRS with respect to the federal income tax consequences of the Reorganization.  The opinion of Foley & Lardner LLP with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position.  Shareholders should consult their own advisers concerning potential tax consequences of the Reorganization to them, including any applicable foreign, state or local income tax consequences.

F.	Comparison of Shareholder Rights
The rights of shareholders of the Large Value Fund and the Cornerstone Value Fund are the same, as they are both series of the Trust.

Governing Law.  The Large Value Fund and the Cornerstone Value Fund are both organized as a separate series of Hennessy Funds Trust, a Delaware statutory trust.  Each of the Funds is authorized to issue an unlimited number of shares of beneficial interest.  The Funds’ operations are governed by the Trust’s Trust Instrument, Bylaws, and applicable Delaware law.

Shareholder Liability.  Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights.  The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance existed and the Funds or the Manager was unable to meet its obligations.

Board of Trustees.  The Trust has a Board of Trustees that oversees the operation of the Funds.

G.	Capitalization
The capitalization of the Large Value Fund and the Cornerstone Value Fund as of October 31, 2016, and the pro forma capitalization of the Cornerstone Value Fund after giving effect to the Reorganization are set forth in the following table, as if the Reorganization had occurred as of and for the fiscal year ended October 31, 2016.  The table does not show the actual combined aggregate net assets or number of shares of the Cornerstone Value Fund to be issued in connection with the Reorganization, as this will depend upon the net asset value and number of shares outstanding of the Large Value Fund on the Valuation Date.

The pro forma information should be read in conjunction with the historical financial statements and notes thereto of the Large Value Fund and the Cornerstone Value Fund set forth in the current Annual Report of each of the Large Value Fund and the Cornerstone Value Fund for the fiscal year ended October 31, 2016.

	Large Value Fund	Cornerstone Value Fund	Pro Forma Adjustments	Pro Forma Combined
Investor Class Shares
Aggregate Net Assets	$129,683,391	$126,532,210	—	$256,215,601
Shares Outstanding	4,221,633	6,892,092	2,842,117 (A)	13,955,842
Net Asset Value Per Share	$30.72	$18.36	—	$18.36

Institutional Class Shares
Aggregate Net Assets	$2,858,550	$1,881,136	—	$4,739,686
Shares Outstanding	92,822	102,229	62,524 (A)	257,575
Net Asset Value Per Share	$30.80	$18.40	—	$18.40

(A)	Adjustment reflects additional shares issued in conversion.
V.	INFORMATION ABOUT THE LARGE VALUE FUND AND THE CORNERSTONE VALUE FUND
A.	Investment Objective and Investment Strategies
Large Value Fund

The Large Value Fund’s investment objective is long-term growth of capital and current income.  The Fund tries to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks that are considered to be undervalued in relation to earnings, dividends and/or assets.  The Fund invests in stocks that, at the time of initial purchase, meet each of the following criteria:

•	stocks that the Fund considers to be undervalued based on their earnings, dividends and/or assets or other widely recognized stock valuation measurements; and
•	stocks of companies the Fund believes are sound businesses with good future potential based on their fundamental characteristics.
The Large Value Fund normally invests for the long-term, but may sell a security at any time if its investment advisor considers it to be overvalued or otherwise unfavorable.  With respect to stocks, the Fund generally requires a minimum market capitalization of $1 billion at the time of purchase.  There is no maximum market capitalization.

For a discussion of the Large Value Fund’s principal risks, see the discussion above under Section II, “Principal Risk Factors.”  For a further discussion of the Large Value Fund’s investment objectives and investment strategies, see the Prospectus of the Large Value Fund dated February 29, 2016, as supplemented to date.

Cornerstone Value Fund

The investment objective of the Cornerstone Value Fund is total return, consisting of capital appreciation and current income.

The Cornerstone Value Fund invests in larger, dividend-paying companies (companies with market capitalization that exceeds the average of the Database) by utilizing a highly disciplined, quantitative formula known as the Cornerstone Value Strategy® (the “Value Strategy”).  The universe of stocks consists of 19,837 issuers with an average market capitalization of $5.713 billion as of January 31, 2017.  The Fund invests in both domestic and foreign companies whose securities are listed on a U.S. national securities exchange and American Depositary Receipts, which are U.S. dollar-denominated securities of foreign issuers traded in the U.S.  The Value Strategy then selects the 50 common stocks with the highest dividend yield as of the date of purchase from the Database that also meet the following criteria:

1.	Market capitalization that exceeds the Database average.
2.	Number of shares outstanding that exceeds the Database average.
3.	Twelve-month sales that are 50% greater than the Database average.
4.	Cash flow that exceeds the Database average.
The Cornerstone Value Fund purchases 50 stocks as dictated by the Value Strategy, weighted equally by dollar amount, with 2% of the portfolio’s assets invested in each.  Using the Value Strategy, the universe of stocks is re-screened and the portfolio is rebalanced annually, generally in a winter month: November, December, January, February, or March. Stocks meeting the Value Strategy’s criteria not currently in the portfolio are purchased, and stocks that no longer meet the criteria are sold.  Holdings of all stocks in the Fund that continue to meet the criteria are appropriately increased or decreased to result in an equal 2% weighting.

The following statements apply to the Cornerstone Value Fund:

•	The Fund will only purchase stocks that have historical trading volume sufficient to allow for purchase of the required number of shares without materially affecting the share price.
•
The Fund selects stocks from the universe of stocks in the Capital IQ Database (formerly known as the Standard & Poor’s Compustat® Database).  The universe of stocks consists of 19,837 issuers with an average market capitalization of $5.713 billion as of January 31, 2017.  The Database is a robust and comprehensive source of data on publicly traded companies, consisting of domestic and foreign common stocks, and it contains financial, statistical and market data for different regions of the world.

•
The Fund offers a consistent and disciplined approach to investing, based on a buy and hold philosophy over the course of each year that rejects the idea of market timing.  The Manager expects stocks held in the Fund’s portfolio to remain the same throughout the course of a year, despite any adverse developments concerning a company, an industry, the economy or the stock market generally.  However, in the event that earnings or other information that formed the basis for selecting a stock are restated, and the resulting data would have precluded the stock from being selected for the portfolio, the Manager reserves the right to replace that stock with another stock meeting the criteria of the Value Strategy.  Also, due to purchases and redemptions of Fund shares during the year, changes in the market value of the stock positions in each Fund’s portfolio and compliance with federal tax laws, it is likely that stock positions will not be weighted equally at all times during the year.

•
Over the course of the year, when the Fund receives new cash flow from the sale of its shares, it will first be used to the extent necessary to meet redemptions.  Any remaining cash will be invested in the stocks selected for the Fund using the Value Strategy as of the most recent rebalancing of the portfolio.  This investment will be made in proportion to the current weightings of such stocks in the portfolio and without any intention to rebalance the portfolio on an interim basis.  Such purchases will generally be made on a weekly basis, but may be on a more or less frequent basis at the discretion of the Manager, depending on certain factors, including the size of the Fund and the amount of cash to be invested.  To the extent redemptions exceed new cash flow, the Fund will meet redemption requests by selling securities on a pro rata basis, based on the current weightings of such securities in the portfolio. Thus, interim purchases and sales of securities will be based on current portfolio weightings and will be made without regard to whether or not a particular security continues to meet the criteria of the Value Strategy.

For a discussion of the Cornerstone Value Funds’ principal risks, see the discussion above under Section II, “Principal Risk Factors.”  For a further discussion of the Cornerstone Value Fund’s investment objectives and investment strategies, see the Prospectus of the Cornerstone Value Fund dated February 29, 2016, as supplemented to date.

B.	Fees and Performance
For a discussion of the Funds’ fees and expenses, see the discussion above under Section III, “Comparison Fee Table and Example.”  For a further discussion of the Funds’ fees and expenses, see the Prospectus of the Funds’ dated February 29, 2016, as supplemented to date.  Each Fund pays transaction costs, such as commissions, when it buys and sells securities, or “turns over” its portfolio.   A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect a Fund’s performance.  During the most recent fiscal year, the Large Value Fund’s portfolio turnover rate was 80% of the average value of its portfolio.  During the most recent fiscal year, the Cornerstone Value Fund’s portfolio turnover rate was 36% of the average value of its portfolio.

The performance of the Large Value Fund and the Cornerstone Value Fund is found below.  The performance information found below provides some indication of the risks of investing in the Large Value Fund and the Cornerstone Value Fund by showing changes in their performance from year to year and how the Funds’ average annual returns compare with those of benchmark indices.  The Funds’ past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future.

Performance Information of the Large Value Fund

The following performance information provides some indication of the risks of investing in the Large Value Fund by showing changes in its performance from year to year and how the Large Value Fund’s average annual returns for 1, 5 and 10 years compare with those of an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the types of securities in which the Large Value Fund invests, the Russell 1000® Value Index. The Large Value Fund is the successor to the Tamarack Value Fund pursuant to a reorganization that took place on March 20, 2009. The performance information provided for the periods on or prior to March 20, 2009, is historical information for the Tamarack Value Fund’s Class S shares. The Tamarack Value Fund was managed by RBC Global Asset Management (U.S.) Inc. (formerly known as Voyageur Asset Management Inc.) and had the same investment objective and a similar investment strategy as the Large Value Fund. The Large Value Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Large Value Fund’s website (hennessyfunds.com).

HENNESSY LARGE VALUE FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Large Value Fund’s highest quarterly return was 16.42% for the quarter ended September 30, 2009, and the lowest quarterly return was -21.02% for the quarter ended December 31, 2008.

Performance of the Large Value Fund’s Institutional Class shares will differ from that of the Large Value Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2016)

	One Year	Five Years	Ten Years
Hennessy Large Value Fund – Investor

Return before taxes	11.02%	12.40%	4.61%

Return after taxes on distributions	9.90%	11.35%	3.49%

Return after taxes on distributions and sale of Fund shares	6.78%	9.83%	3.69%

Hennessy Large Value Fund – Institutional

Return before taxes	11.15%	12.69%	4.86%

Russell 1000® Value Index
(reflects no deduction for fees, expenses or taxes)	17.34%	14.80%	5.72%

S&P 500 Index
(reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

The Large Value Fund uses the Russell 1000® Value Index as an additional index because it compares the Large Value Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Large Value Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Large Value Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.  The Large Value Fund’s return after taxes on distributions and sale of Large Value Fund shares may be higher than its return before taxes and return after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.

For periods prior to March 20, 2009, performance shown reflects the performance of the Tamarack Value Fund’s Class S shares and includes expenses that are not applicable to and are different than those of the Investor Class and Institutional Class shares.

The S&P 500 Index is a capitalization-weighted index of 500 stocks that is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The Russell 1000® Value Index is comprised of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth value.

Performance Information of the Cornerstone Value Fund

The following performance information provides some indication of the risks of investing in the Cornerstone Value Fund by showing changes in its performance from year to year and how the Cornerstone Value Fund’s average annual returns for 1, 5 and 10 years compare with those of an index that reflects a broad measure of market performance, the S&P 500 Index, as well as an additional index that reflects the types of securities in which the Cornerstone Value Fund invests, the Russell 1000® Value Index. The Cornerstone Value Fund is the successor to the Hennessy Cornerstone Value Fund, a series of Hennessy Mutual Funds, Inc. (the “Predecessor Value Fund”). The performance information provided for the periods on or prior to February 28, 2014, is historical information for the Predecessor Value Fund, which was managed by the same investment adviser and had the same investment objective and investment strategy as the Cornerstone Value Fund. The Cornerstone Value Fund’s past performance (before and after taxes) is not necessarily an indication of future performance. Performance may be higher or lower in the future. Updated performance information is available on the Cornerstone Value Fund’s website (hennessyfunds.com).

HENNESSY CORNERSTONE VALUE FUND
CALENDAR YEAR TOTAL RETURNS OF INVESTOR SHARES

For the period shown in the bar chart, the Cornerstone Value Fund’s highest quarterly return was 28.59% for the quarter ended September 30, 2009, and the lowest quarterly return was -22.40% for the quarter ended December 31, 2008.

Performance of the Cornerstone Value Fund’s Institutional Class shares will differ from that of the Cornerstone Value Fund’s Investor Class shares as the share classes have different expenses and inception dates.

AVERAGE ANNUAL TOTAL RETURNS
(for the periods ended December 31, 2016)

	One Year	Five Years	Ten Years
Hennessy Cornerstone Value Fund – Investor

Return before taxes	17.25%	11.08%	5.31%

Return after taxes on distributions	16.13%	10.40%	4.72%

Return after taxes on distributions and sale of Fund shares	9.77%	8.70%	4.16%

Hennessy Cornerstone Value Fund – Institutional

Return before taxes	17.61%	11.31%	5.53%

Russell 1000® Value Index
(reflects no deduction for fees, expenses or taxes)	17.34%	14.80%	5.72%

S&P 500 Index
(reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%

The Cornerstone Value Fund uses the Russell 1000® Value Index as an additional index because it compares the Cornerstone Value Fund’s performance with the returns of an index reflecting the performance of investments similar to those of the Cornerstone Value Fund.

The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Cornerstone Value Fund shares through tax deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for Investor Class shares only and after-tax returns for Institutional Class shares will vary.

The inception date of the Cornerstone Value Fund’s Institutional Class is March 3, 2008. Performance shown prior to the inception of Institutional Class shares reflects the performance of the Cornerstone Value Fund’s Investor Class shares and includes expenses that are not applicable to and are higher than those of Institutional Class shares.

The S&P 500 Index is a capitalization-weighted index of 500 stocks that is designed to represent the broad domestic economy through changes in aggregate market value of 500 stocks representing all major industries. The Russell 1000® Value Index is comprised of those Russell 1000® companies with lower price-to-book ratios and lower forecasted growth value.

C.	Fund Management and Portfolio Managers
Manager and Sub-Advisor.  Hennessy Advisors, Inc. is the investment manager of the Funds.  The Manager’s address is 7250 Redwood Blvd., Suite 200, Novato, CA 94945.  The Manager has been providing investment advisory services since 1989.  The Manager furnishes the Funds with office space and certain administrative services and provides most of the personnel needed by the Funds.

The Manager has delegated the day-to-day management of the portfolio composition of the Large Value Fund to RBC GAM (U.S.), a wholly-owned subsidiary of RBC USA Holdco Corporation, which is an indirect wholly-owned subsidiary of Royal Bank of Canada.  RBC GAM (U.S.) has been registered with the SEC as an investment advisor since 1983, and has been a portfolio manager of publicly-offered mutual funds since 1986.  RBC GAM (U.S.) maintains offices at 50 South Sixth St., Suite 2350, Minneapolis, MN 55402.

Portfolio Managers.

Large Value Fund:  As of January 31, 2017, the Large Value Fund employs one seasoned Portfolio Manager:  Stuart A. Lippe has served as a Portfolio Manager of the Fund since 2011 and served as a Senior Portfolio Manager of the Fund from 2007 to 2011.  Prior to joining RBC GAM (U.S.) in 2007, he served as a Senior Large Cap Value Portfolio Manager at Freedom Capital Management, which he joined in 2001.  He began his career in the investment advisory business in 1978.

Cornerstone Value Fund:  Neil J. Hennessy and Brian E. Peery are primarily responsible for the day-to-day management of the portfolio of the Cornerstone Value Fund and for developing and executing the Fund’s investment program.  Mr. Hennessy serves as Chief Investment Officer to the Fund, and has been the President and a Director of the Manager, a registered investment advisor, since its organization in 1989.  Mr. Peery is Vice President, Co-Portfolio Manager of the Fund and has been employed by the Manager since 2002.

Following the Reorganization, Neil J. Hennessy, Ryan C. Kelley, and Brian E. Peery will be primarily responsible for the day-to-day management of the portfolio of the Cornerstone Value Fund and for developing and executing the Fund’s investment program.

The Statement of Additional Information for the Funds, dated February 29, 2016, provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Funds.

Management Fee.  For its services, each of the Funds pay the Manager a monthly management fee based upon its average daily net assets.  The annual advisory fee is 0.85% for the Large Value Fund and 0.74% for the Cornerstone Value Fund.

With regard to the Large Value Fund, the Manager (not the Fund) pays a sub-advisory fee to RBC GAM (U.S.), based upon the daily net assets of the Fund, at the annual rate of 0.35%.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreements with the Manager is available in the semi‑annual reports of the Funds to shareholders for the period ended April 30, 2016.

Payments to Broker-Dealers and Other Financial Intermediaries.  If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for performing shareholder services or distribution‑related services for the Funds.  If made, these payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your financial advisor to recommend a Fund over another investment.  Ask your financial advisor or visit your financial intermediary’s website for more information.

Shareholder Servicing Agreement.  Each of the Funds has entered into a Shareholder Servicing Agreement with the Manager.  The Servicing Agreement provides that the Manager will provide administrative support services to the Funds consisting of:

•	maintaining an “800” number that current shareholders may call to ask questions about the Funds or their accounts with the Funds;
•	assisting shareholders in processing exchange and redemption requests;
•	assisting shareholders in changing dividend options, account designations and addresses;
•	responding generally to questions of shareholders; and
•	providing such other similar services as the Funds may request.
For such services, the Funds each pay an annual service fee to the Manager equal to 0.10% of the average daily net assets of its Investor Class shares.  Institutional Class shares are not subject to any servicing fees.

D.	Net Asset Value
The price a shareholder pays to buy Fund shares or the amount a shareholder receives when selling Fund shares is called the net asset value (referred to as the NAV).  This is calculated by dividing a Fund’s assets, minus its liabilities, by the number of shares outstanding.  The NAV of a Fund’s shares is normally determined as of the close of regular trading on the New York Stock Exchange (referred to as the NYSE), which is normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time.  Fund shares will not be priced on days that the NYSE is closed for trading (including certain U.S. holidays).  Each Fund calculates its NAV based on the market prices of the securities (other than money market instruments) it holds.  Each Fund values most money market instruments it holds at their amortized cost.

If market quotations are not available, a Fund will value securities at their fair value pursuant to the procedures established by and under the supervision of the Board of Trustees.  The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale.  The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value.  Market quotations may not be available, for example, if trading in particular securities was halted during the day and not resumed prior to the close of trading on the applicable stock exchange.

A Fund will process purchase and redemption orders received by U.S. Bancorp Fund Services, LLC (referred to as the Transfer Agent) prior to the close of regular trading on a day that the NYSE is open at the NAV determined later that day.  It will process purchase and redemption orders received after the close of regular trading at the NAV determined at the close of regular trading on the next day the NYSE is open.  If an investor sends a purchase or redemption request to the Funds’ corporate address, instead of to its Transfer Agent, the Funds will forward it as promptly as practicable to the Transfer Agent, and the effective date of the purchase or redemption request will be delayed until the purchase or redemption request is received in the offices of the Transfer Agent.

E.	Shares
Account Minimum Investments.  The minimum initial investment in Investor Class shares of each Fund is $2,500 for regular accounts and $250 for Individual Retirement Accounts (referred to as an IRA).  For corporate sponsored retirement plans, there is no minimum initial investment.  There is no subsequent minimum investment requirement.  A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  A Fund may waive the minimum investment requirements from time to time.

Investors purchasing a Fund through financial intermediaries may have the above minimum investments waived by their intermediary since the intermediary, rather than the Fund, absorbs the increased costs of small purchases.

Institutional Class shares are available only to institutional investors or to shareholders who invest directly in a Fund or who invest through certain broker-dealers or financial institutions that have entered into appropriate arrangements with a Fund.  There is also a higher minimum initial investment requirement for Institutional Class shares, as described below.  If you qualify as a purchaser of Institutional Class shares, but your account is invested in Investor Class shares, you may convert your Investor Class shares to Institutional Class shares based on the relative net asset values of the two Classes on the conversion date.

The minimum initial investment in Institutional Class shares of a Fund is $250,000.  For corporate sponsored retirement plans, there is no minimum investment.  There is no subsequent minimum investment requirement.  A $100 minimum exists for each additional investment made through an Automatic Investment Plan.  Each Fund reserves the right to waive or reduce the minimum initial investment amount for Institutional Class shares for purchases made through certain retirement, benefit and pension plans, or for certain classes of shareholders.  For investors purchasing Institutional Class shares through a broker-dealer, financial institution or servicing agent, shareholder purchases may be aggregated to meet the minimum initial investment amount.  The Manager, in its discretion, may take into account the aggregate assets that a shareholder has in determining if the shareholder meets the minimum initial investment amount.

Market Timing Policy.  Frequent purchases and redemptions of a Fund’s shares by a shareholder may harm other shareholders of the Fund by interfering with efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of the Fund’s shares. Accordingly, the Board of Trustees discourages frequent purchases and redemptions of Fund shares by reserving the right to reject any purchase order for any reason or no reason, including purchase orders from potential investors that the Fund believes might engage in frequent purchases and redemptions of Fund shares.

Each Fund tracks shareholder and omnibus account subscription and redemption activity in an effort to detect any shareholders or institutions that might trade with a frequency harmful to other shareholders of the Fund.  In this regard, pursuant to Rule 22c-2 of the Investment Company Act of 1940, as amended, the Funds enter into shareholder information agreements with financial intermediaries that purchase Fund shares for omnibus accounts.  These agreements require the financial intermediary to provide the Funds access, upon request, to information about underlying shareholder transaction activity in the omnibus account.  Any non-public personal information provided to the Funds is subject to the Funds’ privacy policy.

In considering a shareholder’s trading activity, a Fund may consider, among other factors, the shareholder’s trading history both directly and, if known, through financial intermediaries, in any of the Funds.  If frequent trading or market timing is detected, a Fund, based on its assessment of the severity of the market timing, may take one or more of the following actions: (1) advise the owner of the frequently traded account that any such future activity will cause a freezing of the account’s ability to transact subscriptions; (2) freeze the account demonstrating the activity from transacting further subscriptions; or (3) close the account demonstrating frequent trading activity.

Although the Funds have taken steps to discourage frequent purchases and redemptions of Fund shares, they cannot guarantee that such trading will not occur.

Telephone Privileges.  Each Fund offers shareholders the ability to redeem or exchange shares or purchase additional shares via telephone. If you do not wish to have these telephone privileges on your account, please decline this option in the Account Application. Otherwise, the telephone privileges will be available on your account.

When you establish telephone privileges, you are authorizing the Funds and the Transfer Agent to act upon the telephone instructions of the person or persons you have designated in your Account Application. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

Before acting on instructions received by telephone, a Fund and the Transfer Agent will use reasonable procedures to confirm that the telephone instructions are genuine. These procedures may include recording the telephone call and asking the caller for a form of personal identification. If a Fund and the Transfer Agent follow these reasonable procedures, they will not be liable for any loss, expense, or cost arising out of any telephone transaction request that is reasonably believed to be genuine. This includes any fraudulent or unauthorized request. A Fund may change, modify or terminate these privileges at any time upon written notice to shareholders. A Fund may suspend temporarily the redemption privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders. Such temporary suspension can be without prior notification to shareholders.

You may request telephone redemption privileges after your account is opened by writing to the Transfer Agent at one of the addresses set forth under “How Do I Purchase Shares by Check?” above. Your written request for telephone privileges must include the Fund name and account number and must be signed by the registered owner(s) of the account. A signature guarantee or other acceptable form of authentication from a financial institution source may also be required. Please contact the Transfer Agent at 1-800-261-6950 before sending your instruction.

Telephone trades must be received prior to the close of regular trading on the NYSE to receive same day pricing. During periods of high market activity, shareholders may encounter higher than usual call wait times. Please allow sufficient time to place your telephone transaction.

How to Purchase Shares.  You may purchase shares of the Funds on any day the NYSE is open for trading.  Purchase requests received prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) will be priced and processed as of the close of business on that day.  Requests received after that time will be processed the following trading day at the following trading day’s pricing.

You may purchase Fund shares by check, wire or Automated Clearing House (ACH) network. The Funds will not accept payment in cash or money orders. All purchases must be in U.S. dollars, and all checks must be drawn on U.S. banks. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares. In addition, the Funds cannot accept post-dated checks or any conditional order or payment.

The Funds will not issue certificates evidencing shares purchased. Instead, the Funds will send investors a written confirmation for all share purchases. The Funds reserve the right to reject any purchase in whole or in part.

In compliance with the USA Patriot Act of 2001, please note that the Transfer Agent will verify certain information on your Account Application as part of the Funds’ Anti-Money Laundering Compliance Program. The Funds might request additional information about you (which may include certain documents, such as articles of incorporation for companies) to help the Transfer Agent verify your identity. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Permanent addresses containing a P.O. Box will not be accepted, although an alternate mailing address including a P.O. Box may be established. Please contact the Funds at 1-800-966-4354 or 1-415-899-1555 if you need additional assistance when completing your application. If the Funds do not have a reasonable belief of the identity of a customer, the account will be rejected or the customer will not be allowed to perform a transaction on the account until such information is received. The Funds reserve the right to close the account within five business days if clarifying information/documentation is not received.

Shares of the Funds have not been registered for sale outside of the United States.  The Funds do not sell shares to non-United States citizens, subject to the discretion of the Funds.  Other than United States military personnel with an APO or FPO address, United States citizens living abroad may purchase Fund shares only if they have a social security number and a physical address (not a P.O. box) within the United States, subject to the discretion of the Funds.  The Funds reserve the right, in their sole discretion and to the extent permitted by applicable law, to sell shares to non-United States citizens and United States citizens living abroad with a social security number but no physical address within the United States.

Purchasing Shares by Check.  Investors simply complete the appropriate Account Application and mail it with a check, made payable to “Hennessy Funds,” to:

For regular mail delivery:	For overnight delivery:
Hennessy Funds	Hennessy Funds
c/o U.S. Bancorp Fund Services	c/o U.S. Bancorp Fund Services
P.O. Box 701	615 East Michigan St., 3rd Floor
Milwaukee, WI 53201-0701	Milwaukee, WI 53202-5207

The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services or receipt at the U.S. Bancorp Fund Services, LLC post office box of purchase orders or redemption requests does not constitute receipt by the Transfer Agent.

Subsequent investments must be accompanied by a letter indicating the name(s) in which the account is registered and the account number or by the remittance portion of the account statement and returned to one of the above addresses.

 The Transfer Agent will charge a $25.00 fee against a shareholder’s account in addition to any loss sustained by a Fund for any payment, check or electronic funds transfer returned to the Transfer Agent.

 How to Purchase Shares by Wire.  Prior to wiring funds, a completed Account Application must be sent to the Transfer Agent by U.S. mail or overnight courier to one of the addresses listed above.  If you are making an initial investment in a Fund, please contact the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading to make arrangements with a service representative to submit your completed application via mail, overnight delivery or fax.  Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions.  If you are making a subsequent purchase, prior to wiring funds, please notify the Transfer Agent.  U.S. Bank must receive wired funds prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) to receive same day pricing.  Wired funds received after that time will be processed the following trading day with the following trading day’s pricing.  The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system.

All wires should specify the name of the Fund and Class of shares, the name(s) in which the account is registered, the account number and the amount being wired.  It is essential that your bank include complete information about your account in all wire instructions. Your bank may charge you a fee for sending a wire to a Fund.

To ensure prompt and accurate credit upon receipt of your wire, your bank should transmit immediately available funds by wire in your name to:

Hennessy Funds
c/o U.S. Bank, N.A.	Credit: U.S. Bancorp Fund Services LLC
777 E. Wisconsin Ave.	Account Number: 112-952-137
Milwaukee, WI 53202	Further Credit: Mutual fund name, shareholder
ABA# 075000022	name and account number

Purchasing Shares through Intermediaries.  You may buy, sell and exchange Fund shares through certain brokers (and their agents) that have made arrangements with the Funds to sell their shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Transfer Agent, and you will pay or receive the next NAV calculated by the Funds. The broker (or its agent) holds your Fund shares in the broker’s (or its agent’s) name, and the broker (or its agent) maintains your individual ownership records. The Manager may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or its agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the applicable Fund’s prospectus.

If you decide to purchase Fund shares through a broker, please carefully review the program materials provided to you by the broker (or its agent), because particular brokers may adopt policies or procedures that are separate from those described in this prospectus.  The broker (or its agent) is responsible for ensuring that you receive copies of the applicable Fund’s prospectus, annual report, semi-annual report, and other Fund disclosure documents.

To inquire about an agreement, broker-dealers should call the Funds at 1-800-966-4354 or 1-415-899-1555.

 Purchases by Telephone.  You may purchase additional Fund shares by calling 1-800-261-6950.  Unless you have declined telephone privileges on your Account Application, telephone orders will be accepted via electronic funds transfer from your bank account on record through the Automated Clearing House (ACH) network.  You must have banking information established on your account prior to making a purchase.  Each telephone purchase must be in the amount of $100 or more.  If an account has more than one owner or authorized person, the Funds will accept telephone instructions from any one owner or authorized person.

Automatic Investment Plan.  For your convenience, each Fund offers an Automatic Investment Plan.  This plan allows money to be moved from the shareholder’s bank account on record to the shareholder’s Fund account on a systematic schedule (e.g., monthly, quarterly, semi-annually or annually) that the shareholder selects.  After your initial investment in a Fund, you may authorize the Fund to withdraw amounts of $100 or more.

 If you wish to enroll in this plan, complete the appropriate section on the initial Account Application, or complete the Automatic Investment Plan Application.  You may call the Funds at 1-800-966-4354 or 1-415-899-1555 and request an application, or the application can be found at hennessyfunds.com.  Signed applications should be received by the Transfer Agent at least 15 business days prior to your initial transaction.  The Transfer Agent will charge you a $25 fee if the automatic investment cannot be made due to insufficient funds, stop payment or for any other reason.  A Fund may terminate or modify this privilege at any time. Any request to change or terminate an Automatic Investment Plan should be submitted to the Transfer Agent by telephone at 1-800--261-6950 or in written form five calendar days prior to the effective date.

Retirement Plans.  You may invest in the Funds under the following retirement plans:

•	Coverdell Education Savings Account
•	Traditional IRA
•	Roth IRA
•	SEP-IRA for sole proprietors, partnerships and corporations
•	SIMPLE-IRA
The Funds recommend that investors consult with a financial and/or tax advisor regarding IRAs before investing in a Fund.  The annual IRA maintenance fee is $15 (capped at $30 per social security number).  The fee for a transfer, distribution (exclusive of systematic distribution plans) or recharacterization of an IRA is $25 per transaction.  Complete details on fees are outlined in our Individual Retirement Account & Coverdell Educational Savings Account Disclosure Statement.

 How To Sell Shares.  You may sell (redeem) your Fund shares on any day the NYSE is open for trading either directly through the Funds or through your investment representative, as applicable.  Redemption requests received prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) will be priced and processed as of the close of business on that day.  Requests received after that time will be processed the following trading day at the following trading day’s pricing.  Redemption requests for an IRA, Coverdell Education Plan or other retirement or qualified plan must be made in writing and cannot be made via telephone.

How to Sell by Mail.  You may redeem your Fund shares by sending a written request to the Transfer Agent. After your request is received in “good order,” a Fund will redeem your shares at the next NAV calculated by the Fund.  To be in “good order,” redemption requests must include the following: (i) the name of the Fund account; (ii) the account number; (iii) the number of Investor Class or Institutional Class shares of the Fund or the dollar value of Investor Class or Institutional Class shares of the Fund to be redeemed; (iv) any signature guarantees that are required; and (v) any additional documents that might be required for redemptions by corporations, executors, administrators, trustees, guardians or other similar shareholders.  In addition, please specify whether proceeds are to be sent by mail, wire or electronic funds transfer through the Automated Clearing House (ACH) network to your bank account on record.  If you are redeeming from an IRA or other retirement or qualified plan, please indicate on your written request whether or not to withhold federal income tax (generally 10%).  Unless a redemption request specifies not to have federal income tax withheld, the transaction will be subject to withholding.  To add wire instructions to an account at the time of the redemption, a signature guarantee is required.  The letter should be signed by all shareholders whose names appear on the account registration.  Corporate and institutional investors and fiduciaries should contact the Transfer Agent to ascertain what additional documentation is required.  Please see the section “Signature Guarantees,” below.

How to Sell by Telephone.  Unless you have declined telephone privileges on your account, you may redeem all or some of your Fund shares, up to a maximum of $100,000, by calling the Transfer Agent at 1-800-261-6950 between 9:00 A.M. and 8:00 P.M. Eastern time/6:00 A.M. and 5:00 P.M. Pacific time, on a day when the NYSE is open for trading. Telephone redemptions will not be accepted for retirement accounts.  Redemption proceeds will be sent by check to the address of record unless you elect to have proceeds transferred to your bank account on record. You may have difficulties making a telephone redemption during periods of abnormal market activity because of higher than usual call wait times. If this occurs, you may make your redemption request in writing. If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

Signature Guarantees.  To protect a Fund and its shareholders, a signature guarantee from either a Medallion program member or a non‑Medallion program member is required in the following situations:

•	The redemption request includes a change of address, or a change of address request was received by the Transfer Agent within the last 30 calendar days;
•	The redemption proceeds are to be payable or sent to any person, address or bank account not on record;
•	IRA transfer;
•	Account ownership is being changed; and
•	The redemption request is over $100,000 (Investor Class shares only).
In addition to the situations described above, a Fund or the Transfer Agent may require a signature guarantee in other instances based on the circumstances relative to the particular situation.

Non-financial transactions, including establishing or modifying certain services on an account, may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notarized signature is not an acceptable substitute for a signature guarantee.

A Fund reserves the right, at its sole discretion, to waive the signature guarantee requirement for a specific redemption request.

Receipt of Redemption Proceeds.  Payment of your redemption proceeds will be made promptly, but not later than seven calendar days after the receipt of your request in proper form as discussed in this Prospectus. If you did not purchase your Fund shares by wire, a Fund may delay payment of your redemption proceeds for up to 15 calendar days from date of purchase or until your check has cleared, whichever occurs first.  In addition, a Fund can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the NYSE is closed or during emergency circumstances, as determined by the Securities and Exchange Commission.

You may have a check sent to you at your address of record, proceeds may be wired to your bank account on record, or funds may be sent via electronic funds transfer through the Automated Clearing House (ACH) network to the bank account on record. The minimum amount that may be wired is $1,000. You will be charged a wire transfer fee of $15. This fee will be deducted from your redemption proceeds for a complete redemption, or deducted from your remaining account balance for a partial redemption and paid to the Transfer Agent to cover costs associated with the transfer. In addition, your bank may charge a fee for receiving wires. There is no charge to receive redemption proceeds via the ACH network, but credit may not be available for two to three business days.

A Fund has the right to pay redemption proceeds to you in whole or in part by a distribution of securities from the Fund’s portfolio. It is not expected that a Fund would do so except in unusual circumstances. If a Fund pays your redemption proceeds by a distribution of securities, you could incur brokerage or other charges in converting the securities to cash.

Involuntary Redemption of Account.  A Fund may involuntarily redeem your shares upon certain conditions as determined by the Board of Trustees, including for example but not limited to, (i) if you fail to provide the Fund with identification required by law, (ii) if a Fund is unable to verify information received from you, or (iii) to reimburse a Fund for any loss sustained by reason of any failure by you to make full payment for shares purchased.  Additionally, as discussed in more detail below, shares may be redeemed or converted in connection with the closing of small accounts.

A Fund may redeem the shares in your Investor Class account if the value of your account is less than $2,500 for three months or longer as a result of redemptions you have made. This does not apply to retirement plan or Uniform Gifts or Transfers to Minors Act accounts. You will be notified that the value of your Investor Class account is less than $2,500 before a Fund makes an involuntary redemption. You will then have 60 calendar days in which to make an additional investment to bring the value of your account to at least $2,500 before the Fund takes any action.  Any time shares are redeemed in a taxable account, it is considered a taxable event.  You are responsible for any tax liabilities associated with an involuntary redemption of your account.

If your Institutional Class shares account balance falls below $250,000 for any reason, you will be given 60 calendar days to make additional investments so that your account balance is $250,000 or more.  If you do not, a Fund may convert your Institutional Class shares into Investor Class shares, at which time your account will be subject to the involuntary redemption policies and procedures for Investor Class shares.  Any such conversion will occur at the relative net asset value of the two share Classes, without the imposition of any fees or other charges.  Any such conversion may result in adverse tax consequences to the shareholder.  Where a retirement plan or other financial intermediary holds Institutional Class shares on behalf of its participants or clients, the above policy applies to any such participants or clients when they roll over their accounts with the retirement plan or financial intermediary into an individual retirement account and they are not otherwise eligible to purchase Institutional Class shares.

Inactive Accounts.  Your account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws.  If a Fund is unable to locate a shareholder, it will determine whether the shareholder’s account can legally be considered abandoned.  A Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements.  The shareholder’s last known address of record determines which state has jurisdiction. No interest or income will be earned on any redemption or distribution check sent to you during the time the check remains uncashed.

How to Exchange Shares.  You may exchange shares of any Fund for shares of any other Hennessy Fund any day the NYSE is open for trading either directly through the Hennessy Funds or through your investment representative, as applicable. Exchange requests received prior to the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time) will be priced and processed as of the close of business on that day. Requests received after that time will be processed the following trading day at the following trading day’s pricing. Prior to making an exchange into any other Fund, you should obtain and carefully read that Fund’s Prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555 or visiting hennessyfunds.com. Please keep in mind the minimum investment of $2,500 ($250 for IRAs) for Investor Class shares and $250,000 for Institutional Class shares when determining the number of shares you want to exchange.

You may also exchange shares of any Fund for shares of the First American Retail Prime Obligations Fund, a retail money market mutual fund not affiliated with the Hennessy Funds, the Manager, or RBC GAM (U.S.). The exchange privilege does not constitute an offering or recommendation on the part of the Funds, the Manager or RBC GAM (U.S.) of an investment in the First American Retail Prime Obligations Fund. Prior to making an exchange into the First American Retail Prime Obligations Fund, you should obtain and carefully read that fund’s prospectus, which may be obtained by calling 1-800-966-4354 or 1-415-899-1555.

Each Fund reserves the right on notice to shareholders to limit the number of exchanges that can be made in any year to avoid excess Fund expenses.  Each Fund reserves the right to reject any exchange order.  Each Fund may modify or terminate the exchange privilege upon written notice to shareholders.  Each Fund may suspend temporarily the exchange privilege in emergency situations or in cases where, in the judgment of the Fund, continuation of the privilege would be detrimental to the Fund and its shareholders.  Such temporary suspension can be without prior notification to shareholders.  You may have a taxable gain or loss as a result of an exchange because the Internal Revenue Code treats an exchange as a sale of shares.

Exchanging Shares by Mail.  You may exchange your Fund shares simply by sending a written request to the Transfer Agent.  You should give the name of your Fund account, account number, the number of Fund shares or the dollar value of Fund shares to be exchanged, and the name of the other Fund into which the exchange is being made.  If you have an existing account with the other Fund, you should also give the name and account number for that Fund. The letter should be signed by all shareholders whose names appear on the account registration.

Exchanging Shares by Telephone.  Unless you have declined telephone privileges on your Account Application, you may also exchange your Fund shares by calling the Transfer Agent at 1-800-261-6950 before the close of regular trading on the NYSE (normally 4:00 P.M. Eastern time/1:00 P.M. Pacific time).  If you are exchanging your Fund shares by telephone, you will be subject to certain identification procedures, which are listed under “Telephone Privileges” above.  If an account has more than one owner or authorized person, a Fund will accept telephone instructions from any one owner or authorized person.

Systematic Cash Withdrawal Program.  As another convenience, you may redeem your Investor Class shares of each Fund through the Systematic Cash Withdrawal Program.  The Systematic Cash Withdrawal Program is not available for redemption of Institutional Class shares.  If you elect this method of redemption, a Fund will send you a check or you may have the proceeds sent directly to your bank account on record via electronic funds transfer through the Automated Clearing House (ACH) network.  The minimum payment amount is $100. You may choose to receive monthly, quarterly or annual payments.  Your Fund account must have a value of at least $10,000 in order to participate in this program.  The Systematic Cash Withdrawal Program may be terminated at any time by a Fund.  You may also elect to terminate your participation in this program at any time by writing to the Transfer Agent at least five calendar days prior to the next payment.

A withdrawal involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes. In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.

Householding.  To help keep each Fund’s costs as low as possible, we generally deliver a single copy of most financial reports and Prospectuses to shareholders who share an address, even if the accounts are registered under different names.  This process, known as “householding,” does not apply to account statements.  You may, of course, request an individual copy of a Prospectus or financial report at any time.  If you would like to receive separate mailings, please call the Transfer Agent at 1-800-261-6950 and we will begin individual delivery within 30 calendar days of your request.  If your account is held through a financial institution or other intermediary, please contact them directly to request individual delivery.

 Electronic Delivery.  The Funds offer shareholders the option to receive account statements, Prospectuses, tax forms and reports online.  To sign up for eDelivery, please visit hennessyfunds.com. You may change your delivery preference at any time by visiting our website or contacting the Funds at 1-800-261-6950.

F.	Taxes, Dividends and Distributions
The Funds make distributions of dividends and capital gains, if any, once annually, usually in December.

You have four distribution options:

•	Automatic Reinvestment Option – Both dividend and capital gains distributions will be reinvested in additional Fund shares.
•	Split Cash Reinvest Options:
•	Your dividends will be paid in cash and your capital gains distributions will be reinvested in additional Fund shares; or
•	Your dividends will be reinvested in additional Fund shares and your capital gains distributions will be paid in cash.
•	All Cash Option – Both dividends and capital gains distributions will be paid in cash.
If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for at least six months, each Fund reserves the right to reinvest the distribution check in your account, at the current NAV of the Fund, and to reinvest all subsequent distributions.

You may make this election on the Account Application. If you do not make an election, your distributions will be reinvested in additional Fund shares. You may change your election by writing to the Transfer Agent or by calling 1-800-261-6950. Any changes should be submitted at least five calendar days prior to the record date of the distribution.

Each Fund’s distributions, whether received in cash or additional Fund shares, may be subject to federal and state income tax. These distributions may be taxed as ordinary income, dividend income or capital gains (which may be taxed at different rates depending on the length of time the Fund holds the assets generating the capital gains).

If you exchange or sell your Fund shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you exchange or sell, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transaction.

G.	Financial Information
The financial highlights of the Large Value Fund and the Cornerstone Value Fund are attached hereto as Exhibit B.  The accounting survivor of the Reorganization will be the Cornerstone Value Fund.

VI.	ADDITIONAL INFORMATION
Documents relating to the Hennessy Funds are available, without charge, by writing to Hennessy Funds at 7250 Redwood Blvd., Suite 200, Novato, California 94945, or by calling 1-800-966-4353.

The Large Value Fund and the Cornerstone Value Fund are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, and in accordance therewith, file reports, proxy materials, and other information relating to the Large Value Fund and the Cornerstone Value Fund, respectively, with the SEC.  Reports, proxy and information statements, and other information filed by the Trust can be obtained by calling or writing the Funds and can also be obtained from the SEC.  You may view or obtain these documents from the SEC:

•	In person: at the SEC’s Public Reference Room in Washington, D.C.
•	By phone: 1-202-551-8090 (for information on the operations of the Public Reference Room only)
•	By mail: Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102 (duplicating fee required)
•	By electronic mail: publicinfo@sec.gov (duplicating fee required)
•	On the Internet: www.sec.gov
VII.	MISCELLANEOUS INFORMATION
A.	Legal Matters
The validity of the issuance of the Cornerstone Value Fund shares will be passed upon by Foley & Lardner LLP, Milwaukee, Wisconsin.

B.	Experts
The financial statements of the Funds for the fiscal year ended October 31, 2016, have been audited by KPMG LLP, independent registered public accountants, as stated in their report dated December 22, 2016, which is incorporated herein by reference, and has been so incorporated in reliance upon the report of such firm given their authority as experts in accounting and auditing.

By Order of the Board of Trustees of
Hennessy Funds Trust

_______________

February [•], 2017

EXHIBIT A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this [•] day of February, 2017, by and between Hennessy Funds Trust, a Delaware statutory trust (“Hennessy Funds Trust”), for itself and on behalf of its series the Hennessy Large Value Fund (the “Large Value Fund”) and Hennessy Funds Trust, for itself and on behalf of its series the Hennessy Cornerstone Value Fund (the “Value Fund”).  Hennessy Advisors, Inc. (“Hennessy Advisors”) joins this Agreement solely for purposes of Section 5.  Hennessy Advisors represents and warrants that the execution, delivery and performance of this Agreement by Hennessy Advisors has been duly authorized by all necessary action on the part of Hennessy Advisors, and this Agreement will constitute a valid and binding obligation of Hennessy Advisors enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors’ rights, and to general equity principles.

RECITALS

WHEREAS, Hennessy Funds Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the Trustees of Hennessy Funds Trust have divided the shares of the Large Value Fund and the Value Fund into two classes, Investor Class shares and Institutional Class shares (“Large Value Fund Shares” and “Value Fund Shares,” respectively);

WHEREAS, Hennessy Funds Trust desires to provide for the reorganization of the Large Value Fund through the acquisition by the Value Fund of substantially all of the assets of the Large Value Fund in exchange for Value Fund Shares in the manner set forth herein and the Value Fund’s assumption of all of the liabilities of the Large Value Fund; and

WHEREAS, it is intended that the reorganization described in this Agreement shall be a reorganization within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”).

AGREEMENT

NOW, THEREFORE, in consideration of the mutual promises herein contained, the parties hereto agree as follows:

1.	Definitions.
1.1 The term “1933 Act” shall mean the Securities Act of 1933, as amended.

1.2 The term “1934 Act” shall mean the Securities Exchange Act of 1934, as amended.

1.3 The term “Assumed Liabilities” shall mean all liabilities, expenses, costs, charges and payables of the Large Value Fund as of the Close of Trading on the NYSE on the Valuation Date.

1.4 The term “Business Day” shall mean any day that is not a Saturday or Sunday and that the NYSE is open.

1.5 The term “Close of Trading on the NYSE” shall mean the close of regular trading on the NYSE, which is usually 4:00 p.m. Eastern time.

1.6 The term “Closing” shall mean the closing of the transaction contemplated by this Agreement.

1.7 The term “Closing Date” shall mean February [•], 2017 and/or such other date as may be agreed by the parties on which the Closing is to take place.

1.8 The term “Commission” shall mean the Securities and Exchange Commission.

1.9 The term “Custodian” shall mean US Bank National Association.

1.10 The term “Delivery Date” shall mean the date contemplated by Section 3.3 of this Agreement.

1.11 The term “Form N-1A Registration Statement” shall mean, the registration statement, as amended, on Form N-1A of Hennessy Funds Trust with respect to the Large Value Fund and the Value Fund in effect on the date hereof or on the Closing Date, as the context may require.

1.12 The term “Hennessy Funds Trust N-14” shall mean Hennessy Funds Trust’s registration statement on Form N-14, as may be amended, that describes the transaction contemplated by this Agreement and registers the Value Fund Shares to be issued in connection with the transactions.

1.13 The term “NYSE” shall mean the New York Stock Exchange.

1.14 The term “Valuation Date” shall mean the Business Day immediately preceding the Closing Date.

2.	Transfer and Exchange of Assets.
2.1 Reorganization of the Large Value Fund.  At the Closing, Hennessy Funds Trust shall transfer all of the assets of the Large Value Fund and assign all Assumed Liabilities to the Value Fund, and the Value Fund shall acquire such assets and shall assume such Assumed Liabilities upon delivery by the Value Fund to the Large Value Fund on the Closing Date of Investor Class Value Fund Shares and Institutional Class Value Fund Shares (including, if applicable, fractional shares) having an aggregate net asset value equal to the value of the assets so transferred, assigned and delivered, less the Assumed Liabilities, all determined and adjusted as provided in Section 2.2. Upon delivery of the assets, the Value Fund will receive good and marketable title thereto free and clear of all liens.

2.2 Computation of Net Asset Value.  The net asset value per share of the Value Fund Shares and the net value of the assets of the Large Value Fund subject to this Agreement shall, in each case, be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on or before the Closing Date, with a record date and ex-dividend date prior to the Valuation Date. The net asset value of the Value Fund Shares shall be computed in the manner set forth in the Form N-1A Registration Statement.

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In determining the value of the assets transferred by the Large Value Fund to the Value Fund, such assets shall be priced in accordance with the policies and procedures described in the Form N-1A Registration Statement.

3.	Closing Date, Valuation Date and Delivery.
3.1 Closing Date.  The Closing shall be at the offices of Hennessy Advisors, Inc., 7250 Redwood Boulevard, Suite 200, Novato, California 94945, immediately prior to the opening of business on the Closing Date.  All acts taking place at Closing shall be deemed to take place simultaneously as of 9:00 a.m. Eastern time on the Closing Date unless otherwise agreed in writing by the parties.

3.2 Valuation Date.  Pursuant to Section 2.2, the net value of the assets of the Large Value Fund and the net asset value per share of the Value Fund shall be determined as of the Close of Trading on the NYSE on the Valuation Date, after the declaration and payment of any dividend on or before the Closing Date, with a record date and ex-dividend date prior to the Valuation Date.  The stock transfer books of Hennessy Funds Trust with respect to the Large Value Fund will be permanently closed, and sales of the Large Value Fund Shares shall be suspended, as of the close of business of Hennessy Funds Trust on the Valuation Date.  Redemption requests thereafter received by Hennessy Funds Trust with respect to the Large Value Fund shall be deemed to be redemption requests for Value Fund Shares to be distributed to shareholders of the Large Value Fund under this Agreement provided that the transactions contemplated by this Agreement are consummated.

In the event that trading on the NYSE or on another exchange or market on which securities held by the funds are traded shall be disrupted on the Valuation Date so that accurate appraisal of the net assets of the Large Value Fund to be transferred hereunder or the assets of the Value Fund is impracticable, the Valuation Date shall be postponed until the first Business Day after the day on which trading on such exchange or in such market shall have been resumed without disruption.

3.3 Delivery of Assets.  After the close of business on the Valuation Date, Hennessy Funds Trust shall issue instructions providing for the delivery of all assets of the Large Value Fund to the Custodian to be held for the account of the Value Fund, effective as of the Closing.

4.	Large Value Fund Distributions and Termination.
As soon as reasonably practicable after the Closing Date, Hennessy Funds Trust shall pay or make provisions for the payment of all of the debts and taxes of the Large Value Fund and distribute all remaining assets, if any, to shareholders of the Large Value Fund, and the Large Value Fund shall thereafter be terminated under Delaware law.

At, or as soon as may be practicable following the Closing Date, Hennessy Funds Trust on behalf of the Large Value Fund shall distribute the Investor Class Value Fund Shares and Institutional Class Value Fund Shares it received from the Value Fund to the shareholders of the Large Value Fund and shall instruct the Value Fund as to the amount of the pro rata interest of each of the Large Value Fund’s shareholders as of the close of business on the Valuation Date (such shareholders to be certified as such by the transfer agent for Hennessy Funds Trust), to be
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registered on the books of the Value Fund, in full and fractional Value Fund Shares, in the name of each such shareholder, and the Value Fund agrees promptly to transfer the Value Fund Shares then credited to the account of the Large Value Fund on the books of the Value Fund to open accounts on the share records of the Value Fund in the names of the Large Value Fund shareholders in accordance with said instruction.  Each Large Value Fund shareholder shall receive shares of the corresponding class of the Value Fund to the class of the Large Value Fund held by such shareholder.  All issued and outstanding Large Value Fund Shares shall thereupon be canceled on the books of Hennessy Funds Trust.

The Value Fund shall have no obligation to inquire as to the correctness of any such instruction, but shall, in each case, assume that such instruction is valid, proper and correct. As soon as reasonably practicable, but in all events within six months after the Closing Date, the status of the Large Value Fund as a designated series of shares of Hennessy Funds Trust shall be terminated, provided, however, that such termination shall not be required if this reorganization is not consummated.

5.	Liabilities and Expenses.
The Value Fund shall acquire all liabilities of the Large Value Fund, whether known or unknown, or contingent or determined.  Hennessy Funds Trust will discharge all known liabilities of the Large Value Fund, so far as may be possible, prior to the Closing Date.  Hennessy Advisors shall bear the expenses incurred, in connection with carrying out this Agreement; provided that Hennessy Advisors shall not pay for any trading costs (including brokerage commissions, taxes, and custodian fees) that may result from the Value Fund rebalancing its portfolio in the ordinary course following the reorganization.

6.	Hennessy Funds Trust’s Representations and Warranties on behalf of the Large Value Fund.
Hennessy Funds Trust, on behalf of the Large Value Fund, hereby represents, warrants and agrees as follows:

6.1 Legal Existence.  Hennessy Funds Trust is a business trust duly organized and validly existing under the laws of Delaware.  The Large Value Fund is a validly existing series of Hennessy Funds Trust.  Hennessy Funds Trust is authorized to issue an unlimited number of shares of beneficial interest of the Value Fund.

6.2 Registration under 1940 Act.  Hennessy Funds Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

6.3 Financial Statements.  The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of the Large Value Fund dated October 31, 2016, fairly present the financial condition of the Large Value Fund as of said date in conformity with accounting principles generally accepted in the United States of America and there have been no material adverse changes since the dates thereof.

6.4 No Contingent Liabilities.  There are no known contingent liabilities of the Large Value Fund not disclosed and there are no legal, administrative or other proceedings pending, or
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to the knowledge of Hennessy Funds Trust threatened, against the Large Value Fund that would materially affect its financial condition.

6.5 Requisite Approvals.  The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Hennessy Funds Trust by a unanimous written consent action dated December 27, 2016.  No approval of the shareholders of the Large Value Fund is required in connection with this Agreement or the transactions contemplated hereby.  The Agreement has been executed and delivered by a duly authorized officer of Hennessy Funds Trust and is a valid and legally binding obligation of the Large Value Fund enforceable in accordance with its terms.

6.6 No Material Violations.  Hennessy Funds Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Certificate of Trust or Bylaws, as each may be amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Hennessy Funds Trust is a party or by which it is bound.

6.7 Taxes and Related Filings.  Except where failure to do so would not have a material adverse effect on the Large Value Fund (i) the Large Value Fund has filed or will file (or has obtained valid extensions of filing dates for) all required federal, state and local tax returns and reports for all taxable years through the taxable year ended October 31, 2016, and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority; and (ii) all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due.  The Large Value Fund has elected to be treated as a “regulated investment company” under Section 851 and 852 of the Code, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

6.8 Form N-1A Registration Statement Not Misleading.  The Form N-1A Registration Statement conforms on the date of the Agreement, and will conform on the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

7.	Hennessy Funds Trust’s Representations and Warranties on behalf of the Value Fund.
Hennessy Funds Trust, on behalf of the Value Fund, hereby represents, warrants and agrees as follows:

7.1 Legal Existence.  Hennessy Funds Trust is a business trust duly organized and validly existing under the laws of Delaware.  The Large Value Fund is a validly existing series of Hennessy Funds Trust.  Hennessy Funds Trust is authorized to issue an unlimited number of shares of beneficial interest of the Value Fund.

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7.2 Registration under 1940 Act.  Hennessy Funds Trust is duly registered as an open-end management investment company under the 1940 Act and such registration is in full force and effect.

7.3 Financial Statements.  The statement of assets and liabilities and the schedule of portfolio investments and the related statements of operations and changes in net assets of the Value Fund dated October 31, 2016, fairly present the financial condition of the Value Fund as of said date in conformity with accounting principles generally accepted in the United States of America and there have been no material adverse changes since the dates thereof.

7.4 No Contingent Liabilities.  There are no known contingent liabilities of the Value Fund not disclosed and there are no legal, administrative or other proceedings pending, or to the knowledge of Hennessy Funds Trust threatened, against the Value Fund that would materially affect its financial condition.

7.5 Requisite Approvals.  The execution and delivery of this Agreement and the consummation of the transactions contemplated herein, have been authorized by the Board of Trustees of Hennessy Funds Trust by a unanimous written consent action dated December 27, 2016.  No approval of the shareholders of the Value Fund is required in connection with this Agreement or the transactions contemplated hereby.  The Agreement has been executed and delivered by a duly authorized officer of Hennessy Funds Trust and is a valid and legally binding obligation of the Value Fund enforceable in accordance with its terms.

7.6 No Material Violations.  Hennessy Funds Trust is not, and the execution, delivery and performance of this Agreement will not result, in a material violation of any provision of its Certificate of Trust or Bylaws, as each may be amended, or of any agreement, indenture, instrument, contract, lease or other undertaking to which Hennessy Funds Trust is a party or by which it is bound.

7.7 Taxes and Related Filings.  Except where failure to do so would not have a material adverse effect on the Value Fund (i) the Value Fund has filed or will file (or has obtained valid extensions of filing dates for) all required federal, state and local tax returns and reports for all taxable years through the taxable year ended October 31, 2016, and no such filings are currently being audited or contested by the Internal Revenue Service or state or local taxing authority; and (ii) all federal, state and local income, franchise, property, sales, employment or other taxes or penalties payable pursuant to such returns have been paid or will be paid, so far as due.  The Value Fund has elected to be treated as a “regulated investment company” under Section 851 and 852 of the Code, has qualified as such for each taxable year of its operations and will qualify as such as of the Closing Date.

7.8 Form N-1A Registration Statement Not Misleading.  The Form N-1A Registration Statement conforms on the date of the Agreement, and will conform on the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

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8.	Conditions Precedent to Closing.
The obligations of the parties hereto shall be conditioned on the following:

8.1 Representations and Warranties.  The representations and warranties made herein will be true and correct as of the date of this Agreement and on the Closing Date.

8.2 Pending or Threatened Proceedings.  On the Closing Date, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.3 Registration Statement.  The Hennessy Funds Trust N-14 shall have become effective under the 1933 Act; no stop orders suspending the effectiveness of such Hennessy Funds Trust N-14 shall have been issued; and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.4 Declaration of Dividend.  Hennessy Funds Trust shall have declared a dividend or dividends, which, together with all previous such dividends, shall have the effect of distributing to the Large Value Fund shareholders all of the Large Value Fund’s investment company taxable income (as defined in Section 852 of the Code) (computed without regard to any deduction for dividends paid) for the final taxable period of the Large Value Fund, all of its net capital gain realized in the final taxable period of the Large Value Fund (after reduction for any available capital loss carryforwards), if any, and all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for the final taxable period of the Large Value Fund.

8.5 State Securities Laws.  The parties shall have received all permits and other authorizations necessary under state securities laws to consummate the transactions contemplated herein.

8.6 Performance of Covenants.  Each party shall have performed and complied in all material respects with each of the agreements and covenants required by this Agreement to be performed or complied with by each such party prior to or at the Valuation Date and the Closing Date.

8.7 No Material Adverse Change.  From the date of this Agreement, through the Closing Date, there shall not have been:

  (1) any change in the business, results of operations, assets or financial condition or the manner of conducting the business of the Large Value Fund or the Value Fund (other than changes in the ordinary course of its business, including, without limitation, dividends and distributions in the ordinary course and changes in the net asset value per share) which has had a material adverse effect on such business, results of operations, assets or financial condition, except in all instances as set forth in the financial statements;

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  (2) any loss (whether or not covered by insurance) suffered by the Large Value Fund or the Value Fund materially and adversely affecting the Large Value Fund or the Value Fund, other than depreciation of securities;

  (3) issued by Hennessy Funds Trust to any person any option to purchase or other right to acquire shares of any class of the Large Value Fund or the Value Fund (other than in the ordinary course of Hennessy Funds Trust’s business as an open-end management investment company); or

  (4) any amendment to the Certificate of Trust or Bylaws of Hennessy Funds Trust that will adversely affect the ability of Hennessy Funds Trust to comply with the terms of this Agreement.

8.8 Lawful Sale of Shares.  On the Closing Date, the Value Fund Shares to be issued pursuant to Section 2.1 of this Agreement will be duly authorized, duly and validly issued and outstanding, and fully paid and non-assessable by Hennessy Funds Trust, and conform in all substantial respects to the description thereof contained in the Hennessy Funds Trust’s N-14, and the Value Fund Shares to be issued pursuant to paragraph 2.1 of this Agreement will be duly registered under the 1933 Act by the Hennessy Funds Trust’s N-14 and will be offered and sold in compliance with all applicable state securities laws.

8.9 Documentation and Other Actions.  Hennessy Funds Trust shall have executed such documents and shall have taken such other actions, if any, as reasonable requested to fully effectuate the transactions contemplated hereby.

9.	Addresses.
All notices required or permitted to be given under this Agreement shall be given in writing to Hennessy Advisors, Inc., 7250 Redwood Boulevard, Suite 200, Novato, California 94945 (Attention:  Legal Department), or at such other place as shall be specified in written notice given by either party to the other party to this Agreement and shall be validly given if mailed by first-class mail, postage prepaid.

10.	Termination.
This Agreement may be terminated by either party upon the giving of written notice to the other, if any of the representations, warranties or conditions specified in Section 6, 7 or 8 hereof have not been performed or do not exist on or before February [•], 2017.  In the event of termination of this Agreement pursuant to this provision, neither party (nor its officers, Trustees or shareholders) shall have any liability to the other.

11.	Miscellaneous.
This Agreement shall be governed by, construed and enforced in accordance with the laws of the Delaware.  Hennessy Funds Trust represents that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.  Hennessy Funds Trust represents that this Agreement constitutes the entire agreement between the parties as to the subject matter hereof. The representations, warranties and covenants
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contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder.  The Section headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.  This Agreement shall be executed in any number of counterparts, each of which shall be deemed an original.  Whenever used herein, the use of any gender shall include all genders.  In the event that any provision of this Agreement is unenforceable at law or in equity, the remainder of the Agreement shall remain in full force and effect.

12.	Publicity.
Any announcements or similar publicity with respect to this Agreement or the transactions contemplated herein will be made at such time and in such manner as Hennessy Funds Trust shall determine.

13.	Amendments.
At any time (i) the parties hereto may, by written agreement and without shareholder approval, amend any of the provisions of this Agreement, and (ii) either party may waive without such approval any default by the other party or the failure to satisfy any of the conditions to its obligations (such waiver to be in writing). The failure of a party hereto to enforce at any time any of the provisions of this Agreement shall in no way be construed to be a waiver of any such provision, nor in any way to affect the validity of this Agreement or any part hereof or the right of any party thereafter to enforce each and every such provision. No waiver of any breach of this Agreement shall be held to be a waiver of any other or subsequent breach.

14.	Delaware Statutory Trust.
References in this Agreement to Hennessy Funds Trust mean and refer to the Trustees, from time to time serving under its Certificate of Trust on file with the Secretary of Delaware, as the same may be amended from time to time, pursuant to which they conduct their businesses.  It is expressly agreed that the obligations of Hennessy Funds Trust hereunder shall not be binding upon any of the trustees, shareholders, nominees, officers, agents or employees of the Trust personally, but bind only the trust property of the Trust as provided in said Certificate of Trust.  The execution and delivery of this Agreement has been authorized by the respective trustees and signed by an authorized officer of Hennessy Funds Trust, acting as such, and neither such authorization by such trustees nor such execution and delivery by such officer shall be deemed to have been made by any of them, but shall bind only the trust property of the Trust as provided in such Certificate of Trust.  No series of Hennessy Funds Trust shall be liable for the obligations of any other series.

* * *

[Signatures follow on the next page.]

9

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

Hennessy Funds Trust, for itself and on behalf of the Hennessy Large Value Fund	Hennessy Funds Trust, for itself and on behalf of the Hennessy Cornerstone Value Fund
___________________________________ Neil J. Hennessy, President and Chief Executive Officer	__________________________________ Neil J. Hennessy, President and Chief Executive Officer

Hennessy Advisors, Inc., solely for purposes of Section 5
___________________________________ Neil J. Hennessy, President and Chief Executive Officer

10

Financial Highlights

The following tables are intended to help you understand the financial performance of the shares of the Funds for the periods shown below.  Certain information reflects financial results for a single Fund share.  The “Total Return” figures show how much your investment would have increased or decreased during each period, assuming you had reinvested all dividends and distributions.  This information has been derived from financial statements audited by KPMG LLP, an independent registered public accounting firm.  KPMG LLP’s report and the Funds’ financial statements are included in the annual reports of the Funds, which are available upon request.

The Cornerstone Value Fund is a successor to a series of Hennessy Mutual Funds, Inc., a Maryland corporation, with the same fund name pursuant to a reorganization that took place after the close of business on February 28, 2014.  Prior to this date, the successor fund had no investment operations.  As a result of the reorganization, holders of Investor Class shares of the predecessor fund received Investor Class shares of the Cornerstone Value Fund, and holders of Institutional Class shares of the predecessor fund received Institutional Class shares of the Cornerstone Value Fund.

HENNESSY LARGE VALUE FUND – INVESTOR CLASS

	Year Ended October 31,
	2016	2015	2014	2013	2012
PER SHARE DATA:
Net asset value, beginning of year	$33.72	$34.79	$30.70	$24.71	$21.47

Income from investment operations:
Net investment income	0.30	0.30	0.28	0.28	0.28
Net realized and unrealized gains (losses) on investments	(0.34)	0.32	4.06	6.00	3.14
Total from investment operations	(0.04)	0.62	4.34	6.28	3.42

Less distributions:
Dividends from net investment income	(0.31)	(0.27)	(0.25)	(0.29)	(0.18)
Dividends from net realized gains	(2.65)	(1.42)	—	—	—
Total distributions	(2.96)	(1.69)	(0.25)	(0.29)	(0.18)
Net asset value, end of year	$30.72	$33.72	$34.79	$30.70	$24.71

TOTAL RETURN	0.11%	1.77%	14.20%	25.64%	16.07%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$129.68	$141.96	$151.25	$143.48	$125.00
Ratio of expenses to average net assets:	1.37%	1.20%	1.28%	1.33%	1.40%
Ratio of net investment income to average net assets:	1.04%	0.90%	0.80%	0.98%	1.16%
Portfolio turnover rate(1)	80%	85%	85%	91%	111%

(1) Portfolio turnover is calculated on the basis of the Large Value Fund as a whole.

HENNESSY LARGE VALUE FUND – INSTITUTIONAL CLASS

	Year Ended October 31,
	2016	2015	2014	2013	2012
PER SHARE DATA:
Net asset value, beginning of year	$33.82	$34.94	$30.83	$24.83	$21.56

Income from investment operations:
Net investment income	0.33	0.23	0.34	0.49	0.39
Net realized and unrealized gains (losses) on investments	(0.34)	0.44	4.11	5.90	3.15
Total from investment operations	(0.01)	0.67	4.45	6.39	3.54

Less distributions:
Dividends from net investment income	(0.35)	(0.36)	(0.34)	(0.39)	(0.27)
Dividends from net realized gains	(2.66)	(1.43)	—	—	—
Total distributions	(3.01)	(1.79)	(0.34)	(0.39)	(0.27)
Net asset value, end of year	$30.80	$33.82	$34.94	$30.83	$24.83

TOTAL RETURN	0.21%	1.89%	14.55%	26.08%	16.58%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$2.86	$1.30	$0.40	$0.34	$0.06
Ratio of expenses to average net assets:
Before expense reimbursement	1.28%	1.18%	1.18%	1.14%	1.22%
After expense reimbursement	1.28%	1.15%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets:
Before expense reimbursement	1.07%	0.83%	0.91%	1.07%	1.29%
After expense reimbursement	1.07%	0.86%	1.11%	1.23%	1.53%
Portfolio turnover rate(1)	80%	85%	85%	91%	111%

(1) Portfolio turnover is calculated on the basis of the Large Value Fund as a whole.

HENNESSY CORNERSTONE VALUE FUND – INVESTOR CLASS

	Year Ended October 31,
	2016	2015	2014	2013	2012
PER SHARE DATA:
Net asset value, beginning of year	$17.69	$18.41	$16.90	$14.02	$12.84

Income from investment operations:
Net investment income	0.43	0.44	0.39	0.42	0.37
Net realized and unrealized gains (losses) on investments	0.67	(0.75)	1.55	2.84	1.23
Total from investment operations	1.10	(0.31)	1.94	3.26	1.60

Less distributions:
Dividends from net investment income	(0.43)	(0.41)	(0.43)	(0.38)	(0.42)
Total distributions	(0.43)	(0.41)	(0.43)	(0.38)	(0.42)
Net asset value, end of year	$18.36	$17.69	$18.41	$16.90	$14.02

TOTAL RETURN	6.41%	(1.77)%	11.69%	23.84%	12.79%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$126.53	$129.86	$145.04	$138.94	$124.99
Ratio of expenses to average net assets:	1.25%	1.09%	1.17%	1.22%	1.26%
Ratio of net investment income to average net assets:	2.33%	2.32%	2.18%	2.60%	2.67%
Portfolio turnover rate(1)	36%	46%	34%	41%	47%

(1) Portfolio turnover is calculated on the basis of the Cornerstone Value Fund as a whole.

HENNESSY CORNERSTONE VALUE FUND – INSTITUTIONAL CLASS

	Year Ended October 31,
	2016	2015	2014	2013	2012
PER SHARE DATA:
Net asset value, beginning of year	$17.67	$18.41	$16.92	$14.04	$12.86

Income from investment operations:
Net investment income	0.48	0.53	0.59	0.50	0.45
Net realized and unrealized gains (losses) on investments	0.67	(0.83)	1.37	2.80	1.19
Total from investment operations	1.15	(0.30)	1.96	3.30	1.64

Less distributions:
Dividends from net investment income	(0.42)	(0.44)	(0.47)	(0.42)	(0.46)
Total distributions	(0.42)	(0.44)	(0.47)	(0.42)	(0.46)
Net asset value, end of year	$18.40	$17.67	$18.41	$16.92	$14.04

TOTAL RETURN	6.72%	(1.72)%	11.82%	24.13%	13.13%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year (millions)	$1.88	$1.75	$10.65	$4.09	$2.53
Ratio of expenses to average net assets:
Before expense reimbursement	0.95%	1.00%	1.03%	1.10%	1.20%
After expense reimbursement	0.95%	1.00%	0.98%	0.98%	0.98%
Ratio of net investment income to average net assets:
Before expense reimbursement	2.63%	2.43%	2.30%	2.64%	2.72%
After expense reimbursement	2.63%	2.43%	2.35%	2.76%	2.94%
Portfolio turnover rate(1)	36%	46%	34%	41%	47%

(1) Portfolio turnover is calculated on the basis of the Cornerstone Value Fund as a whole.

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PRELIMINARY STATEMENT OF ADDITIONAL INFORMATION, SUBJECT TO CHANGE, DATED FEBRUARY 8, 2017.

_________________________________________

STATEMENT OF ADDITIONAL INFORMATION

February [•], 2017

Reorganization of the Assets and Assumption of the Liabilities of

Hennessy Large Value Fund

Into, and in Exchange for Shares of,

Hennessy Cornerstone Value Fund

_________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Prospectus dated February [•], 2017, relating to the reorganization of the assets and liabilities of the Hennessy Large Value Fund (the “Large Value Fund”), a series of Hennessy Funds Trust (the “Trust”), into the Hennessy Cornerstone Value Fund (the “Cornerstone Value Fund”), a series of the Trust.  The reorganization will be effected pursuant to that certain Agreement and Plan of Reorganization dated as of February [•], 2017 (the “Plan”).  The Plan provides for (1) the transfer of all the assets of the Large Value Fund to the Cornerstone Value Fund, (2) the assumption by the Cornerstone Value Fund of all the liabilities of the Large Value Fund, (3) the issuance to shareholders of the Large Value Fund of shares of the Cornerstone Value Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Large Value Fund in redemption of their shares of the Large Value Fund (Investor Class shares of the Large Value Fund will be exchanged for Investor Class shares of the Cornerstone Value Fund and Institutional Class shares of the Large Value Fund will be exchanged for Institutional Class shares of the Cornerstone Value Fund), and (4) the termination of the Large Value Fund.

Copies of the Prospectus, which has been filed with the Securities and Exchange Commission (“SEC”), may be obtained, without charge, by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato, CA 94945, or by calling 1-800-966-4354.

STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

ADDITIONAL INFORMATION ABOUT THE FUNDS	B-1
PRO FORMA FINANCIAL INFORMATION	B-2

ADDITIONAL INFORMATION ABOUT THE FUNDS

Additional information is contained in the following documents, which have been filed with the SEC and are incorporated by reference into this Statement of Additional Information (this means that they are legally considered to be a part of this Statement of Additional Information):

•	The current Statement of Additional Information of the Large Value Fund and the Cornerstone Value Fund, dated February 29, 2016.
•	The current Annual Report of each of the Large Value Fund and the Cornerstone Value Fund for the fiscal year ended October 31, 2016.
Copies of these documents are available upon request and without charge by writing to Hennessy Funds, 7250 Redwood Blvd., Suite 200, Novato, CA 94945, or by calling 1-800-966-4354.

B-1

PRO FORMA FINANCIAL INFORMATION

INTRODUCTORY NOTE TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS

The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Large Value Fund to the Cornerstone Value Fund, accounted for as if the reorganization had occurred as of and for the fiscal year ended October 31, 2016.  Under generally accepted accounting principles, the Cornerstone Value Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The pro forma financial information should be read in conjunction with the historical financial statements and notes thereto of the Large Value Fund and the Cornerstone Value Fund incorporated by reference into this Statement of Additional Information.

Certain operating costs have been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the proposed reorganization are currently undeterminable.

B-2

PRO FORMA COMBINED
SCHEDULES OF INVESTMENTS - October 31, 2016 (Unaudited)

Hennessy Large Value Fund
Hennessy Cornerstone Value Fund
Hennessy Cornerstone Value Fund Pro Forma Combined
							HENNESSY
							CORNERSTONE VALUE
	HENNESSY		HENNESSY				FUND
	LARGE VALUE		CORNERSTONE VALUE		PRO FORMA		PRO FORMA
	FUND		FUND		ADJUSTMENTS		COMBINED
	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value	Shares	Fair Value

COMMON STOCKS - 95.38%

Consumer Discretionary - 8.20%
Ford Motor Co.	111,935	$1,314,117	181,600	$2,131,984	–	$–	293,535	$3,446,101
General Motors Co.	–	–	76,100	2,404,760	–	–	76,100	2,404,760
L Brands, Inc.	11,450	826,575	–	–	–	–	11,450	826,575
Las Vegas Sands Corp.	–	–	48,100	2,784,028	–	–	48,100	2,784,028
Macy's, Inc.	32,170	1,173,883	–	–	–	–	32,170	1,173,883
Newell Brands, Inc.	20,430	981,049	–	–	–	–	20,430	981,049
Signet Jewelers, Ltd. (b)	10,820	879,233	–	–	–	–	10,820	879,233
The Gap, Inc.	–	–	87,500	2,414,125	–	–	87,500	2,414,125
Thomson Reuters Corp. (b)	–	–	60,900	2,400,069	–	–	60,900	2,400,069
Time Warner, Inc.	19,600	1,744,204	–	–	–	–	19,600	1,744,204
Viacom, Inc.	–	–	62,100	2,332,476	–	–	62,100	2,332,476
		6,919,061		14,467,442		–		21,386,503
Consumer Staples - 9.07%
Altria Group, Inc.	–	–	36,900	2,439,828	–	–	36,900	2,439,828
Archer Daniels Midland Co.	–	–	66,700	2,906,119	–	–	66,700	2,906,119
ConAgra Foods, Inc.	30,590	1,473,826	–	–	–	–	30,590	1,473,826
Ingredion, Inc.	9,670	1,268,414	–	–	–	–	9,670	1,268,414
Mondelez International, Inc.	45,800	2,058,252	–	–	–	–	45,800	2,058,252
PepsiCo, Inc.	11,540	1,237,088	–	–	–	–	11,540	1,237,088
Philip Morris International, Inc.	–	–	24,400	2,353,136	–	–	24,400	2,353,136
Procter & Gamble Co.	30,235	2,624,398	27,000	2,343,600	–	–	57,235	4,967,998
Reynolds American, Inc.	18,140	999,151	45,500	2,506,140	–	–	63,640	3,505,291
Tyson Foods, Inc., Class A	20,700	1,466,595	–	–	–	–	20,700	1,466,595
		11,127,724		12,548,823		–		23,676,547

Energy - 12.86%
Anadarko Petroleum Corp.	21,150	1,257,156	–	–	–	–	21,150	1,257,156
California Resources Corp. (a)	–	–	4	41	–	–	4	41
Chevron Corp.	12,295	1,287,901	25,200	2,639,700	–	–	37,495	3,927,601
ConocoPhillips	53,110	2,307,629	–	–	–	–	53,110	2,307,629
Exxon Mobil Corp.	47,130	3,926,872	27,200	2,266,304	–	–	74,330	6,193,176
Helmerich & Payne, Inc.	9,400	593,234	–	–	–	–	9,400	593,234
Marathon Oil Corp.	119,705	1,577,712	–	–	–	–	119,705	1,577,712
Marathon Petroleum Corp.	–	–	67,600	2,946,684	–	–	67,600	2,946,684
National Oilwell Varco, Inc.	–	–	76,500	2,455,650	–	–	76,500	2,455,650
Occidental Petroleum Corp.	22,580	1,646,308	31,500	2,296,665	–	–	54,080	3,942,973
Pioneer Natural Resources Co.	13,890	2,486,588	–	–	–	–	13,890	2,486,588
Suncor Energy, Inc. (b)	–	–	92,900	2,788,858	–	–	92,900	2,788,858
Valero Energy Corp.	13,175	780,487	38,600	2,286,664	–	–	51,775	3,067,151
		15,863,887		17,680,566		–		33,544,453
Financials - 18.75%
Affiliated Managers Group, Inc. (a)	11,493	1,524,661	–	–	–	–	11,493	1,524,661
Allstate Corp.	23,062	1,565,910	–	–	–	–	23,062	1,565,910
American International Group, Inc.	29,835	1,840,819	–	–	–	–	29,835	1,840,819
Bank of America Corp.	182,671	3,014,072	–	–	–	–	182,671	3,014,072
Bank of Montreal (b)	–	–	40,900	2,601,240	–	–	40,900	2,601,240
Bank of Nova Scotia (b)	–	–	54,300	2,919,168	–	–	54,300	2,919,168
BlackRock, Inc.	4,530	1,545,817	–	–	–	–	4,530	1,545,817
Chubb, Ltd. (b)	18,140	2,303,780	–	–	–	–	18,140	2,303,780
Citigroup, Inc.	63,495	3,120,779	–	–	–	–	63,495	3,120,779
CME Group, Inc.	14,578	1,459,258	–	–	–	–	14,578	1,459,258
First Republic Bank	18,215	1,355,742	–	–	–	–	18,215	1,355,742
JPMorgan Chase & Co.	35,125	2,432,758	–	–	–	–	35,125	2,432,758
KeyCorp	51,290	724,215	–	–	–	–	51,290	724,215
Manulife Financial Corp. (b)	–	–	170,700	2,471,736	–	–	170,700	2,471,736
MetLife, Inc.	–	–	56,700	2,662,632	–	–	56,700	2,662,632
Prudential Financial, Inc.	18,057	1,531,053	33,400	2,831,986	–	–	51,457	4,363,039
Royal Bank of Canada (b)			43,100	2,692,888	–	–	43,100	2,692,888
SunTrust Banks, Inc.	48,664	2,201,073	–	–	–	–	48,664	2,201,073
Synchrony Financial	69,515	1,987,434	–	–	–	–	69,515	1,987,434
The Goldman Sachs Group, Inc.	9,966	1,776,340	–	–	–	–	9,966	1,776,340
Toronto-Dominion Bank (b)	–	–	58,100	2,636,578	–	–	58,100	2,636,578
Wells Fargo & Co.	37,293	1,715,851	–	–	–	–	37,293	1,715,851
		30,099,562		18,816,228		–		48,915,790

Health Care - 8.81%
AbbVie, Inc.	–	–	40,500	2,259,090	–	–	40,500	2,259,090
Aetna, Inc.	14,742	1,582,554	–	–	–	–	14,742	1,582,554
Allergan PLC (a)(b)	2,570	536,976	–	–	–	–	2,570	536,976
Jazz Pharmaceuticals PLC (a)(b)	6,800	744,396	–	–	–	–	6,800	744,396
Johnson & Johnson	49,460	5,736,865	–	–	–	–	49,460	5,736,865
Medtronic PLC (b)	30,225	2,479,055	–	–	–	–	30,225	2,479,055
Merck & Co., Inc.	20,110	1,180,859	44,000	2,583,680	–	–	64,110	3,764,539
Pfizer, Inc.	42,925	1,361,152	75,200	2,384,592	–	–	118,125	3,745,744
Thermo Fisher Scientific, Inc.	14,580	2,143,697	–	–	–	–	14,580	2,143,697
		15,765,554		7,227,362		–		22,992,916
Industrials - 11.10%
Caterpillar, Inc.	–	–	33,100	2,762,526	–	–	33,100	2,762,526
CSX Corp.	70,400	2,147,904	–	–	–	–	70,400	2,147,904
Eaton Corp. PLC (b)	–	–	39,800	2,538,046	–	–	39,800	2,538,046
Emerson Electric Co.	–	–	46,600	2,361,688	–	–	46,600	2,361,688
FedEx Corp.	7,132	1,243,250	–	–	–	–	7,132	1,243,250
Flowserve Corp.	7,622	322,792	–	–	–	–	7,622	322,792
General Electric Co.	73,554	2,140,421	75,900	2,208,690	–	–	149,454	4,349,111
Honeywell International, Inc.	13,540	1,485,067	–	–	–	–	13,540	1,485,067
Ingersoll-Rand PLC (b)	25,943	1,745,705	–	–	–	–	25,943	1,745,705
Pentair PLC (b)	11,593	639,122	–	–	–	–	11,593	639,122
Raytheon Co.	10,700	1,461,727	–	–	–	–	10,700	1,461,727
Southwest Airlines Co.	38,708	1,550,255	–	–	–	–	38,708	1,550,255
The Boeing Co.	–	–	19,100	2,720,413	–	–	19,100	2,720,413
United Parcel Service, Inc.	–	–	22,700	2,446,152	–	–	22,700	2,446,152
United Technologies Corp.	11,650	1,190,630	–	–	–	–	11,650	1,190,630
		13,926,873		15,037,515		–		28,964,388
Information Technology - 12.02%
Broadcom, Ltd. (b)	13,650	2,324,322	–	–	–	–	13,650	2,324,322
Cisco Systems, Inc.	90,460	2,775,313	84,200	2,583,256	–	–	174,660	5,358,569
Citrix Systems, Inc. (a)	12,340	1,046,432	–	–	–	–	12,340	1,046,432
Fidelity National Information Services, Inc.	11,150	824,208	–	–	–	–	11,150	824,208
HP, Inc.	–	–	221,000	3,202,290	–	–	221,000	3,202,290
Intel Corp.	–	–	75,600	2,636,172	–	–	75,600	2,636,172
International Business Machines Corp.	–	–	17,700	2,720,313	–	–	17,700	2,720,313
LAM Research Corp.	11,735	1,136,652	–	–	–	–	11,735	1,136,652
Microsemi Corp. (a)	17,130	721,687	–	–	–	–	17,130	721,687
Oracle Corp.	50,120	1,925,610	–	–	–	–	50,120	1,925,610
QUALCOMM, Inc.	–	–	46,000	3,161,120	–	–	46,000	3,161,120

Skyworks Solutions, Inc.	14,455	1,112,168	–	–	–	–	14,455	1,112,168
Total System Services, Inc.	19,850	990,118	–	–	–	–	19,850	990,118
Western Digital Corp.	31,556	1,844,133	–	–	–	–	31,556	1,844,133
Xerox Corp.	–	–	242,400	2,368,248	–	–	242,400	2,368,248
		14,700,643		16,671,399		–		31,372,042
Materials - 5.32%
Albemarle Corp.	14,430	1,205,627	–	–	–	–	14,430	1,205,627
Ball Corp.	8,490	654,324	–	–	–	–	8,490	654,324
International Paper Co.	–	–	62,600	2,818,878	–	–	62,600	2,818,878
LyondellBasell Industries NV (b)	–	–	28,200	2,243,310	–	–	28,200	2,243,310
PPG Industries, Inc.	13,870	1,291,713	–	–	–	–	13,870	1,291,713
The Dow Chemical Co.	–	–	46,400	2,496,784	–	–	46,400	2,496,784
The Mosaic Co.	–	–	88,000	2,070,640	–	–	88,000	2,070,640
WestRock Co.	23,975	1,107,405	–	–	–	–	23,975	1,107,405
		4,259,069		9,629,612		–		13,888,681
Telecommunication Services - 5.36%
AT&T, Inc.	36,300	1,335,477	60,800	2,236,832	–	–	97,100	3,572,309
BCE, Inc. (b)	–	–	52,600	2,390,144	–	–	52,600	2,390,144
CenturyLink, Inc.	–	–	74,900	1,990,842	–	–	74,900	1,990,842
Rogers Communications, Inc. (b)	–	–	62,700	2,522,421	–	–	62,700	2,522,421
T- Mobile US, Inc. (a)	27,970	1,390,948	–	–	–	–	27,970	1,390,948
Verizon Communications, Inc.	–	–	44,300	2,130,830	–	–	44,300	2,130,830
		2,726,425		11,271,069		–		13,997,494
Utilities - 3.89%
American Electric Power, Inc.	50,790	3,293,223	–	–	–	–	50,790	3,293,223
DTE Energy Co.	35,285	3,387,713	–	–	–	–	35,285	3,387,713
NextEra Energy, Inc.	27,170	3,477,760	–	–	–	–	27,170	3,477,760
		10,158,696		–		–		10,158,696
TOTAL COMMON STOCKS (Cost $216,110,323)		$125,547,494		$123,350,016		$-		$248,897,510

REITS - 2.43%
Financials - 2.43%
AvalonBay Communities, Inc.	9,344	1,599,506	–	–	–	–	9,344	1,599,506
Kilroy Realty Corp.	26,437	1,898,970	–	–	–	–	26,437	1,898,970
Simon Property Group, Inc.	8,032	1,493,631	–	–	–	–	8,032	1,493,631
Ventas, Inc.	19,970	1,352,967	–	–	–	–	19,970	1,352,967
		6,345,074		–		–		6,345,074
Total REITS (Cost $6,127,403)		$6,345,074		$-		$-		$6,345,074

SHORT-TERM INVESTMENTS - 2.44%
Money Market Funds - 2.44%
Fidelity Government Portfolio, Institutional Class, 0.27% (c)	1,267,959	1,267,959	5,104,550	5,104,550	–	–	6,372,509	6,372,509
TOTAL SHORT-TERM INVESTMENTS (Cost $6,372,509)		$1,267,959		$5,104,550		$-		$6,372,509

Total Investments (d) (Cost $228,610,235) - 100.25%		133,160,527		128,454,566				261,615,093
Liabilities Less Other Assets - (0.25)%		(618,586)		(41,220)				(659,806)
TOTAL NET ASSETS - 100.00%		$132,541,941		$128,413,346				$260,955,287

Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
(a)	Non-income producing security.
(b)	U.S. traded security of a foreign corporation.
(c)	The rate listed is the fund's 7-day yield as of October 31, 2016.
(d)	All of the investments of the Hennessy Large Value Fund are eligible investments of the Hennessy Cornerstone Value Fund.

Summary of Fair Value Exposure at October 31, 2016

The folllowing is a summary of the inputs used to value the Hennessy Large Value Fund's net assets as of October 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$6,919,061	$–	$–	$6,919,061
Consumer Staples	11,127,724	–	–	11,127,724
Energy	15,863,887	–	–	15,863,887
Financials	30,099,562	–	–	30,099,562
Health Care	15,765,554	–	–	15,765,554
Industrials	13,926,873	–	–	13,926,873
Information Technology	14,700,643	–	–	14,700,643
Materials	4,259,069	–	–	4,259,069
Telecommunication Services	2,726,425	–	–	2,726,425
Utilities	10,158,696	–	–	10,158,696
Total Common Stocks	$125,547,494	$–	$–	$125,547,494

REITS
Financials	$6,345,074	$–	$–	$6,345,074
Total REITS	$6,345,074	$–	$–	$6,345,074

Short-Term Investments
Money Market Funds	$1,267,959	$–	$–	$1,267,959
Total Short-Term Investments	$1,267,959	$–	$–	$1,267,959

Total Investments	$133,160,527	$–	$–	$133,160,527

Transfers between levels are recognized at the end of the reporting period. During the year ended October 31, 2016, the Hennessy Large Value Fund recognized no transfers between levels.

The folllowing is a summary of the inputs used to value the Hennessy Cornerstone Value Fund's net assets as of October 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$14,467,442	$–	$–	$14,467,442
Consumer Staples	12,548,823	–	–	12,548,823
Energy	17,680,566	–	–	17,680,566
Financials	18,816,228	–	–	18,816,228
Health Care	7,227,362	–	–	7,227,362
Industrials	15,037,515	–	–	15,037,515
Information Technology	16,671,399	–	–	16,671,399
Materials	9,629,612	–	–	9,629,612
Telecommunication Services	11,271,069	–	–	11,271,069
Total Common Stocks	$123,350,016	$–	$–	$123,350,016

Short-Term Investments
Money Market Funds	$5,104,550	$–	$–	$5,104,550
Total Short-Term Investments	$5,104,550	$–	$–	$5,104,550

Total Investments	$128,454,566	$–	$–	$128,454,566

Transfers between levels are recognized at the end of the reporting period. During the year ended October 31, 2016, the Hennessy Cornerstone Value Fund recognized no transfers between levels.

The folllowing is a summary of the inputs used to value the combined net assets of the Hennessy Large Value Fund and Hennessy Cornerstone Value Fund as of October 31, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$21,386,503	$–	$–	$21,386,503
Consumer Staples	$23,676,547	–	–	$23,676,547
Energy	$33,544,453	–	–	$33,544,453
Financials	$48,915,790	–	–	$48,915,790
Health Care	$22,992,916	–	–	$22,992,916
Industrials	$28,964,388	–	–	$28,964,388
Information Technology	$31,372,042	–	–	$31,372,042
Materials	$13,888,681	–	–	$13,888,681
Telecommunication Services	$13,997,494	–	–	$13,997,494
Utilities	$10,158,696	–	–	$10,158,696
Total Common Stocks	$248,897,510	$–	$–	$248,897,510

REITS
Financials	$6,345,074	$–	$–	$6,345,074
Total REITS	$6,345,074	$–	$–	$6,345,074

Short-Term Investments
Money Market Funds	$6,372,509	$–	$–	$6,372,509
Total Short-Term Investments	$6,372,509	$–	$–	$6,372,509

Total Investments	$261,615,093	$–	$–	$261,615,093

Transfers between levels are recognized at the end of the reporting period. During the year ended October 31, 2016, the Hennessy Large Value Fund and Hennessy Cornerstone Value Fund recognized no transfers between levels.

The accompanying notes are an integral part of these financial statements.

PRO FORMA COMBINED
STATEMENTS OF ASSETS AND LIABILITIES - At October 31, 2016 (Unaudited)

Hennessy Large Value Fund
Hennessy Cornerstone Value Fund
Hennessy Cornerstone Value Fund Pro Forma Combined

					HENNESSY
					CORNERSTONE
	HENNESSY	HENNESSY			VALUE FUND
	LARGE VALUE	CORNERSTONE	PRO FORMA		PRO FORMA
	FUND	VALUE FUND	ADJUSTMENTS		COMBINED

ASSETS:
Investments in securities, at value (cost $115,572,762,and $113,037,473, respectively)	$133,160,527	$128,454,566	$-		$261,615,093
Dividends and interest receivable	101,404	234,109	-		335,513
Receivable for fund shares sold	7,153	602	-		7,755
Receivable for securities sold	1,682,610	-	-		1,682,610
Prepaid expenses and other assets	14,310	21,546	-		35,856
Total Assets	134,966,004	128,710,823	-		263,676,827

LIABILITIES:
Payable for securities purchased	2,019,778	20,252	-		2,040,030
Payable for fund shares redeemed	101,548	1,423	-		102,971
Payable to advisor	96,283	81,026	-		177,309
Payable to administrator	22,080	21,816	-		43,896
Payable to auditor	23,381	24,380	-		47,761
Accrued distribution fees	116,697	107,221	-		223,918
Accrued service fees	11,085	10,788	-		21,873
Accrued trustees fees	3,897	3,898	-		7,795
Accrued expenses and other liabilites	29,314	26,673	-		55,987
Total Liabilities	2,424,063	297,477	-		2,721,540

NET ASSETS	$132,541,941	$128,413,346	$-		$260,955,287

NET ASSETS CONSIST OF:
Capital stock	$112,060,513	$113,778,905	$-		$225,839,418
Accumulated net investment income	978,600	2,433,078	-		3,411,678
Accumulated net realized gain (loss) on investments	1,915,063	(3,215,495)	-		(1,300,432)
Unrealized net appreciation on investments	17,587,765	15,416,858	-		33,004,623
Total Net Assets	$132,541,941	$128,413,346	$-		$260,955,287

NET ASSETS

Investor Class:
Shares authorized (no par value)	Unlimited	Unlimited			Unlimited
Net assets applicable to outstanding Investor Class shares	$129,683,391	$126,532,210	$-		$256,215,601
Shares issued and outstanding	4,221,633	6,892,092	2,842,117	(A)	13,955,842
Net asset value, offering price and redemption price per share	$30.72	$18.36	$-		$18.36

Institutional Class:
Shares authorized (no par value)	Unlimited	Unlimited			Unlimited
Net assets applicable to outstanding Institutional Class shares	$2,858,550	$1,881,136	$-		$4,739,686
Shares issued and outstanding	92,822	102,229	62,524	(A)	257,575
Net asset value, offering price and redemption price per share	$30.80	$18.40	$-		$18.40

(A) Adjustment reflects additional shares issued in conversion.

The accompanying notes are an integral part of these financial statements.

PRO FORMA COMBINED
STATEMENTS OF OPERATIONS - For the year ended October 31, 2016 (Unaudited)

Hennessy Large Value Fund
Hennessy Cornerstone Value Fund
Hennessy Cornerstone Value Fund Pro Forma Combined

					HENNESSY
					CORNERSTONE
	HENNESSY	HENNESSY			VALUE FUND
	LARGE VALUE	CORNERSTONE	PRO FORMA		PRO FORMA
	FUND	VALUE FUND	ADJUSTMENTS		COMBINED
INVESTMENT INCOME:
Dividend income (1)	$3,210,869	$4,531,943	$-		$7,742,812
Interest income	2,056	7,458	-		9,514
Total investment income	3,212,925	4,539,401	-		7,752,326

EXPENSES:
Investment advisory fees	1,136,994	937,669	(147,141)	(A)	1,927,522
Administration, fund accounting, custody and transfer agent fees	130,436	123,534	-		253,970
Sub-transfer agent expenses:					-
Investor Class	99,712	88,926	-		188,638
Institutional Class	4,188	322	(2,684)	(B)	1,826
Distribution fees - Investor Class	197,935	187,302	-		385,237
Service fees - Investor Class	131,956	124,868	-		256,824
Federal and state registration fees	27,311	25,638	(25,000)	(C)	27,949
Audit Fees	24,104	25,166	(24,104)	(C)	25,166
Legal Fees	504	378	-		882
Compliance expense	23,709	23,709	(19,886)	(C)	27,532
Reports to shareholders	20,274	16,120	(5,000)	(C)	31,394
Trustees' fees and expenses	15,481	15,360	(15,481)	(C)	15,360
Interest expense	-	14	-		14
Insurance expense	5,228	4,940	-		10,168
Other	7,146	7,322	-		14,468
Total expenses	1,824,978	1,581,268	(239,296)		3,166,950
NET INVESTMENT INCOME	$1,387,947	$2,958,133	$239,296		$4,585,376

REALIZED AND UNREALIZED GAINS (LOSSES):

Net realized gain on investments	$2,564,142	$1,221,525	$-		$3,785,667
Net change in unrealized appreciation (depreciation) on investments	(4,107,054)	3,724,830	-		(382,224)
Net gain (loss) on investments	(1,542,912)	4,946,355	-		3,403,443

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(154,965)	$7,904,488	$239,296		$7,988,819

(1) Net of foreign taxes withheld and issuance fees of $0 and $134,128, respectively.

(A) Based on the contract in effect for the surviving fund.
(B) The adjustment to the sub-transfer agent expense is due to the conversion of the Hennessy Large Value Fund Institutional Class shares into Institutional Class shares of the surviving fund.
(C) The adjustments to federal and state registration fees, audit fees, compliance expense, reports to shareholders and Trustees' fees and expenses reflects the elimination of duplicative costs or economies of scale and are based on post-reorganization arrangements.

The accompanying notes are an integral part of these financial statements.

Notes to Pro Forma Combined Financial Statements of
Hennessy Large Value Fund and Hennessy Cornerstone Value Fund
October 31, 2016 (Unaudited)

1.	Basis of Combination

The Hennessy Cornerstone Value Fund (the “Cornerstone Value Fund”), is a diversified series of Hennessy Funds Trust, a Delaware statutory trust (the “Trust”), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Hennessy Large Value Fund (the “Large Value Fund”), is a diversified series of the Trust, which is registered as an open-end management investment company under the 1940 Act.
The pro forma combined Statement of Assets and Liabilities, Statement of Operations, and Schedule of Investments reflect the accounts of the Large Value Fund and the Cornerstone Value Fund as if the proposed reorganization occurred as of and for the twelve month period ended October 31, 2016. These statements have been derived from books and records utilized in calculating daily net asset value at October 31, 2016. The Cornerstone Value Fund will be the accounting survivor of the reorganization.
The accompanying combined pro forma financial statements should be read in conjunction with the financial statements of the Large Value Fund and the Cornerstone Value Fund included in their annual reports dated October 31, 2016.
The terms of the Agreement and Plan of Reorganization between Hennessy Large Value Fund and Hennessy Cornerstone Value Fund provides for (1) the transfer of all the assets of the Large Value Fund to the Cornerstone Value Fund, (2) the assumption by the Cornerstone Value Fund of all the liabilities of the Large Value Fund, (3) the issuance to shareholders of the Large Value Fund of shares of the Cornerstone Value Fund, equal in aggregate net asset value (“NAV”) to the NAV of their former shares of the Large Value Fund in redemption of their shares of the Large Value Fund, and (4) the termination of the Large Value Fund.  In the distribution, holders of Investor Class shares of the Large Value Fund will receive Investor Class shares of the Cornerstone Value Fund, and holders of Institutional Class shares of the Large Value Fund will receive Institutional Class shares of the Cornerstone Value Fund.  As a result of the reorganization, each shareholder of the Large Value Fund will become a shareholder of the Cornerstone Value Fund. Shareholders of the Large Value Fund will not be assessed any sales charges or other shareholder fees in connection with the reorganization. The reorganization is intended to qualify as a tax-free reorganization so that shareholders of the Large Value Fund will not recognize any gain or loss through the exchange of shares in the reorganization.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Large Value Fund and the Cornerstone Value Fund (collectively, the “Funds”), in preparation of their financial statements.  These policies are in conformity with generally accepted accounting principles in the United States (“GAAP”).

a) Investment Valuation

The Funds follow authoritative fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that a Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets (such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data)).

Level 3 – Significant unobservable inputs (including a Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

Following is a description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis.

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available will generally be valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) will generally be valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available will generally be valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., weather-related events) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).
Registered Investment Companies – Investments in registered investment companies (e.g., mutual funds) are generally priced at the ending NAV provided by the applicable registered investment company’s service agent and will be classified in Level 1 of the fair value hierarchy.
Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.
Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeded 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined, as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair market hierarchy depending on the inputs used and market activity levels for specific securities.
The Board of Trustees of the Cornerstone Value Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security.  Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria that will be given consideration in determining a fair value of a security, such as the trading volume of a security and markets, the value of other like securities, and news events with direct bearing to a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Cornerstone Value Fund might reasonably expect to receive in a current sale.  Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair valuation of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. The effect of using fair value pricing is that the Fund’s NAV will reflect the affected portfolio securities’ value as determined by the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to price foreign securities may result in a value that is different from a foreign security’s most recent closing price and from the prices used by other investment companies to calculate their NAVs and are generally considered Level 2 prices in the fair valuation hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or redeem your shares.
The Board has delegated day-to-day valuation matters to a Valuation Committee comprised of one or more representatives from Hennessy Advisors, Inc. (the “Advisor”), the Cornerstone Value Fund’s and the Large Value Fund’s investment advisor.  The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available.  All actions taken by the Valuation Committee are reviewed by the Board.
The Cornerstone Value Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination.  Various inputs are used in determining the value of the Cornerstone Value Fund’s investments.  The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  Details related to the fair valuation hierarchy of the Cornerstone Value Fund’s securities as of October 31, 2016, are included in the Pro Forma Combined Schedules of Investments.

b) Federal Income Taxes

Provision for federal income taxes or excise taxes has not been made since each of the Funds have elected to be taxed as “regulated investment companies” and intend to distribute substantially all taxable income to shareholders and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Net investment income or loss and realized gains and losses for federal income tax purposes may differ from that reported on the financial statements because of temporary book and tax basis differences. Temporary differences are primarily the result of the treatment of wash sales for tax reporting purposes. The Funds recognize interest and penalties related to income tax benefits, if any, in the statement of operations as an income tax expense.  Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income to shareholders for tax purposes.
As of October 31, 2016, the Large Value Fund did not have capital loss carryforward positions.  As of October 31, 2016, the Cornerstone Value Fund has a capital loss carryforward position of $2,900,273.

c) Other

Investment and shareholder transactions are recorded on the trade date. The Cornerstone Value Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Discounts and premiums on securities purchased are accreted/amortized over the life of the respective security.
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

3. Service Providers

Hennessy Advisors, Inc. (the “Advisor”) will serve as the Cornerstone Value Fund’s investment adviser after the reorganization.  U.S. Bancorp Fund Services, LLC (the “Administrator”) will serve as the administrator, transfer agent and fund accountant to the Cornerstone Value Fund after the reorganization.  U.S. Bank, N.A., an affiliate of the Administrator, will serve as the custodian to the Cornerstone Value Fund after the reorganization.

4. Share Classes and Fees

Both the Large Value Fund and the Cornerstone Value Fund offer Investor and Institutional Class shares.  Each class of shares differs principally in its respective administration, 12b-1 distribution and service, shareholder servicing and transfer agent expenses and sales charges, if any.  Each class has identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes.  More information on the classes of shares offered can be found in the Prospectus.
The investment advisory fee and service fees have been charged to the Cornerstone Value Fund at the combined level of average net assets for the twelve month period ended October 31, 2016.
The Pro Forma net asset values per share assume shareholders of the Investor Class shares of the Large Value Fund would receive Investor Class shares of the Cornerstone Value Fund based on conversion ratios determined on October 31, 2016, in connection with the proposed reorganization.  Shareholders of the Institutional Class shares of the Large Value Fund would receive Institutional Class shares of the Cornerstone Value Fund based on conversion ratios determined on October 31, 2016, in connection with the proposed reorganization. The conversion ratios are calculated by dividing the net assets of each class of the Large Value Fund by the net asset value per share of each class of the Cornerstone Value Fund.
Each of the Funds has entered into an agreement with the Advisor to furnish investment advisory services to the Funds.  The terms of these agreements are as follows:
Currently, the Cornerstone Value Fund pays the Advisor a monthly fee at the annual rate of 0.74% of the Cornerstone Value Fund’s average daily net assets.  This agreement will continue in effect following the reorganization.
Currently, the Large Value Fund pays the Advisor a monthly fee at the annual rate of 0.85% of the Large Value Fund’s average daily net assets.
The Cornerstone Value Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, that authorizes payments in connection with the distribution of the Cornerstone Value Fund’s Investor Class shares at an annual rate of up to 0.25% of the Cornerstone Value Fund’s average daily net assets attributable to Investor Class shares.  Even though the authorized rate is up to 0.25%, the Cornerstone Value Fund has only used up to 0.15% of its average daily net assets attributable to Investor Class shares for such purpose since the plan was implemented on November 1, 2015.  Amounts paid under the plan may be spent on any activities or expenses primarily intended to result in the sale of shares, including, but not limited to, advertising, shareholder account servicing, the printing and mailing of prospectuses to other than current shareholders, the printing and mailing of sales literature, and compensation for sales and marketing activities or to financial institutions and others, such as dealers and distributors.  This agreement will continue in effect following the reorganization.
The Board has approved a Shareholder Servicing Agreement for the Investor Class shares of the Cornerstone Value Fund, which was instituted to compensate the Advisor for the non-investments management services it provides to the Cornerstone Value Fund.  The Shareholder Servicing Agreement provides for a monthly fee paid to the Advisor at an annual rate of 0.10% of the Cornerstone Value Fund’s average daily net assets attributable to Investor Class shares which is payable to the Advisor, as described in the Cornerstone Value Fund’s prospectus.  This agreement will continue in effect following the reorganization.
The Cornerstone Value Fund has entered into agreements with various brokers, dealers, and financial intermediaries in connection with the sale of shares of the Cornerstone Value Fund.  The agreements provide for periodic payments by the Cornerstone Value Fund to the brokers, dealers, and financial intermediaries for providing certain shareholder maintenance services (sub-transfer agent expenses).  These shareholder services include the pre-processing and quality control of new accounts, shareholder correspondence, answering customer inquiries regarding account status, and facilitating shareholder telephone transactions.

5. Capital Shares

The combined pro forma net asset values per share assume that the issuance of Cornerstone Value Fund shares to each of the Large Value Fund’s shareholders would have occurred at October 31, 2016, in connection with the proposed reorganization. The pro forma number of shares outstanding, by class, for the combined fund consists of the following at October 31, 2016:

	Hennessy Large Value Fund	Hennessy Cornerstone Value Fund	Pro Forma Adjustments	Hennessy Cornerstone Value Fund Pro Forma Combined
Investor Class
Shares Outstanding	4,221,633	6,892,092	2,842,117	13,955,842
Institutional Class
Shares Outstanding	92,822	102,229	62,524	257,575

6. Merger Costs

The expenses of the reorganization will be borne by the Advisor.  The Advisor will not pay for the trading costs (including brokerage commissions, taxes, and custodian fees) that may result from the Cornerstone Value Fund rebalancing its portfolio in the ordinary course following the reorganization.  The estimated cost of the reorganization is $65,000.

__________________________________

HENNESSY FUNDS TRUST

Part C.  Other Information

 February 8, 2017
__________________________________

Item 15. Indemnification

Pursuant to Chapter 38 of Title 12 of the Delaware Code, the Trust Instrument of Hennessy Funds Trust (the “Registrant”), dated September 16, 1992, contains the following article, which is in full force and effect and has not been modified or canceled:

“ARTICLE X
LIMITATION OF LIABILITY AND INDEMNIFICATION

Section 10.1.  Limitation of Liability.  A Trustee, when acting in such capacity, shall not be personally liable to any person other than the Trust or a beneficial owner for any act, omission or obligation of the Trust or any Trustee.  A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder.

Section 10.2.  Indemnification

(a)          Subject to the exceptions and limitations contained in Section 10.2(b) below:

(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)          No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,

(A)	by the court or other body approving the settlement;

(B)
by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(C)	by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c)          The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable , shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d)          Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 10.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 10.2.

Section 10.3.  Shareholders.  In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability.  The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.              EXHIBITS.

1.	(a) Certificate of Trust.(1)
(b)	Certificate of Amendment to the Certificate of Trust.(2)
(c)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).(3)
(d)	Written Instrument Designating and Establishing Institutional Class for the Hennessy Large Cap Financial Fund and the Hennessy Japan Small Cap Fund.(8)
(e)	Written Instrument Designating and Establishing Institutional Class for the Hennessy Gas Utility Fund.(10)
2.	Bylaws, as amended and restated as of June 3, 2008.(3)
3.	See relevant portions of Certificate of Trust, as amended, Trust Instrument and Bylaws.
4.	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed herewith as Part A to this Registration Statement on Form N-14.
5.	None.
6.	(a) Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.(4)
(b)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Large Value Fund.(4)
(c)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.(5)

(d)
Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.(6)

(e)
First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.(9)

(f)	Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management, Inc. (n/k/a RBC Global Asset Management (U.S.) Inc.) for the Hennessy Large Value Fund.(4)
(g)	Sub-Advisory Agreement for the Hennessy Focus Fund between Hennessy Advisors, Inc. and Broad Run Investment Management, LLC.(5)
(h)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (equity allocation) between Hennessy Advisors, Inc. and The London Company of Virginia, LLC.(5)
(i)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (fixed income allocation) between Hennessy Advisors, Inc. and Financial Counselors, Inc.(5)
(j)	Sub-Advisory Agreement for the Hennessy Core Bond Fund between Hennessy Advisors, Inc. and Financial Counselors, Inc.(5)
(k)	Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.(6)
7.	Distribution Agreement among Registrant, Hennessy Advisors, Inc. and Quasar Distributors, LLC.(2) and Amended and Restated Exhibit C(6) and Exhibit A.(9)
8.	None.
9.	Custody Agreement between Registrant and U.S. Bank, National Association.(2) and Amended and Restated Exhibit C(6) and Exhibit D.(9)
10.	(a)
Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.(5)

(b)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Growth Fund.(9)
(c)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Mid Cap 30 Fund.(9)
(d)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Large Growth Fund.(9)
(e)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Value Fund.(9)

(f)	Distribution (Rule 12b-1) Plan for the Hennessy Large Value Fund.(9)
(g)	Distribution (Rule 12b-1) Plan for the Hennessy Total Return Fund.(6)
(h)	Distribution (Rule 12b-1) Plan for the Hennessy Balanced Fund.(9)
(i)	Distribution (Rule 12b-1) Plan for the Hennessy Japan Fund.(9)
(j)	Distribution (Rule 12b-1) Plan for the Hennessy Japan Small Cap Fund.(9)
(k)	Amended and Restated Rule 18f-3 Multi-Class Plan.(9)
11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares.(11)
12.	Form of Opinion of Foley & Lardner LLP regarding tax matters.(11)
13.	(a)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC(2) and Amended and Restated Exhibit A(6) and Exhibit B.(9)

(b)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC(2) and Amended and Restated Exhibit A(6) and Exhibit C.(9)
(c)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC(2) and Amended and Restated Exhibit A(6) and Exhibit B.(9)
(d)
Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Large Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.(6)

(e)	First Amendment to Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc. for all Funds.(7)
(f)
Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund [Agreement Expired but Reimbursement Provision Continuing].(5)

(g)
Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Value Fund [Agreement Expired but Reimbursement Provision Continuing].(6)

(h)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund [Agreement Expired but Reimbursement Provision Continuing].(6)

(i)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Large Value Fund [Agreement Expired but Reimbursement Provision Continuing].(6)
14.	Consent of Independent Registered Public Accounting Firm (filed herewith). [The Consent is being refiled solely to correct a typographical error regarding the date of the auditors' report.]
15.	None.
16.	Power of Attorney.(2)
17.	Not Applicable.
_______________

(1)
Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement and incorporated by reference thereto.  Post-Effective Amendment No. 6 was filed on October 28, 1997, and its accession number is 0000897069-97-000422.

(2)	Incorporated by reference to Post-Effective Amendment No. 16 to the Registration Statement. Post-Effective Amendment No. 16 was filed on July 1, 2005, and its accession number is 0000897069-05-001653.

(3)
Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement.  Post-Effective Amendment No. 24 was filed on December 15, 2008, and its accession number is 0000897069-08-001905.

(4)
Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement.  Post-Effective Amendment No. 26 was filed on November 23, 2009, and its accession number is 0000898531-09-000435.

(5)
Incorporated by reference to Post-Effective Amendment No. 34 to the Registration Statement.  Post-Effective Amendment No. 34 was filed on February 28, 2013, and its accession number is 0000898531-13-000110.

(6)
Incorporated by reference to Post-Effective Amendment No. 38 to the Registration Statement.  Post-Effective Amendment No. 38 was filed on February 28, 2014, and its accession number is 0000898531-14-000096.

(7)
Incorporated by reference to Post-Effective Amendment No. 40 to the Registration Statement.  Post-Effective Amendment No. 40 was filed on March 2, 2015, and its accession number is 0000898531-15-000083.

(8)
Incorporated by reference to Post-Effective Amendment No. 42 to the Registration Statement.  Post-Effective Amendment No. 42 was filed on April 15, 2015, and its accession number is 0000898531-15-00017.

(9)
Incorporated by reference to Post-Effective Amendment No. 43 to the Registration Statement.  Post-Effective Amendment No. 43 was filed on February 29, 2016, and its accession number is 0000898531-16-000649.

(10)
Incorporated by reference to Post-Effective Amendment No. 45 to the Registration Statement.  Post-Effective Amendment No. 45 was filed on December 16, 2016, and its accession number is 0000898531-16-001143.

(11)	Incorporated by reference to the Registration Statement on Form N-14. The Registration Statement on Form N-14 was filed on January 10, 2017, and its accession number is 0000898531-17-000030.

ITEM 17.               UNDERTAKINGS.

(1)         The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)         The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of Novato and State of California, on the 7th day of February, 2017.

HENNESSY FUNDS TRUST
(Registrant)

By:      /s/Neil J. Hennessy
Neil J. Hennessy
Chairman of the Board and President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Name	Title	Date

/s/Neil J. Hennessy Neil J. Hennessy	Chairman of the Board and President (Principal Executive Officer) and a Trustee	February 7, 2017

Robert T. Doyle*	Trustee	*

J. Dennis DeSousa*	Trustee	*

Gerald P. Richardson*	Trustee	*

/s/Teresa M. Nilsen Teresa M. Nilsen	Executive Vice President and Treasurer (Principal Financial and Accounting Officer)	February 7, 2017

*By:      /s/Neil J. Hennessy
Neil J. Hennessy
Attorney-in-fact
Dated as of February 7, 2017

Signature Page

EXHIBIT INDEX

Exhibit No.	Exhibit

1. (a)	Certificate of Trust.*
(b)	Certificate of Amendment to the Certificate of Trust.*
(c)	Trust Instrument (restated in electronic format to include all amendments through December 12, 2008).*

(d)	Written Instrument Designating and Establishing Institutional Class for the Hennessy Large Cap Financial Fund and the Hennessy Japan Small Cap Fund.*
(e)	Written Instrument Designating and Establishing Institutional Class for the Hennessy Gas Utility Fund.*
2.	Bylaws, as amended and restated as of June 3, 2008.*
3.	None.
4.	Agreement and Plan of Reorganization is incorporated by reference to Exhibit A to the Proxy Statement/Prospectus filed herewith as Part A to this Registration Statement on Form N-14.
5.	None.
6. (a)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund.*
(b)	Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Large Value Fund.*
(c)

Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.*

(d)

Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.*

(e)

First Amendment to Investment Advisory Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.*

(f)	Sub-Advisory Agreement between Hennessy Advisors, Inc. and Voyageur Asset Management, Inc. (n/k/a RBC Global Asset Management (U.S.) Inc.) for the Hennessy Large Value Fund.*
(g)	Sub-Advisory Agreement for the Hennessy Focus Fund between Hennessy Advisors, Inc. and Broad Run Investment Management, LLC.*
(h)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (equity sleeve) between Hennessy Advisors, Inc. and The London Company of Virginia, LLC.*
(i)	Sub-Advisory Agreement for the Hennessy Equity and Income Fund (fixed income sleeve) between Hennessy Advisors, Inc. and Financial Counselors, Inc.*

Exhibit Index

(j)	Sub-Advisory Agreement for the Hennessy Core Bond Fund between Hennessy Advisors, Inc. and Financial Counselors, Inc.*
(k)	Sub-Advisory Agreement for the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund between Hennessy Advisors, Inc. and SPARX Asset Management Co., Ltd.*
7.	Distribution Agreement among Registrant, Hennessy Advisors, Inc. and Quasar Distributors, LLC* and Amended and Restated Exhibit C* and Exhibit A.*
8.	None.
9.	Custody Agreement between Registrant and U.S. Bank, National Association* and Amended and Restated Exhibit C* and Exhibit D.*
10. (a)

Amended and Restated Distribution (Rule 12b-1) Plan for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund.*

(b)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Growth Fund.*
(c)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Mid Cap 30 Fund.*
(d)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Large Growth Fund.*
(e)	Distribution (Rule 12b-1) Plan for the Hennessy Cornerstone Value Fund.*
(f)	Distribution (Rule 12b-1) Plan for the Hennessy Large Value Fund.*
(g)	Distribution (Rule 12b-1) Plan for the Hennessy Total Return Fund.*
(h)	Distribution (Rule 12b-1) Plan for the Hennessy Balanced Fund.*
(i)	Distribution (Rule 12b-1) Plan for the Hennessy Japan Fund.*
(j)	Distribution (Rule 12b-1) Plan for the Hennessy Japan Small Cap Fund.*
(k)	Amended and Restated Rule 18f-3 Multi-Class Plan.*
11.	Opinion of Foley & Lardner LLP regarding legality of issuance of shares.*
12.	Form of Opinion of Foley & Lardner LLP regarding tax matters.*
13. (a)	Fund Administration Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC* and Amended and Restated Exhibit A* and Exhibit B.*
(b)	Transfer Agent Agreement between Registrant and U.S. Bancorp Fund Services, LLC* and Amended and Restated Exhibit A* and Exhibit C.*
(c)	Fund Accounting Servicing Agreement between Registrant and U.S. Bancorp Fund Services, LLC* and Amended and Restated Exhibit A* and Exhibit B.*
(d)

Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund, the Hennessy Cornerstone Large Growth Fund, the Hennessy Cornerstone Value Fund, the Hennessy Large Value Fund, the Hennessy Total Return Fund, the Hennessy Balanced Fund, the Hennessy Japan Fund and the Hennessy Japan Small Cap Fund.*

(e)	First Amendment to Amended and Restated Servicing Agreement between Registrant and Hennessy Advisors, Inc. for all Funds.

Exhibit Index

(f)

Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Focus Fund, the Hennessy Equity and Income Fund, the Hennessy Core Bond Fund, the Hennessy Gas Utility Fund, the Hennessy Small Cap Financial Fund, the Hennessy Large Cap Financial Fund and the Hennessy Technology Fund [Agreement Expired but Reimbursement Provision Continuing].*

(g)

Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Growth Fund, the Hennessy Cornerstone Mid Cap 30 Fund and the Hennessy Cornerstone Value Fund [Agreement Expired but Reimbursement Provision Continuing].*

(h)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Cornerstone Large Growth Fund [Agreement Expired but Reimbursement Provision Continuing].*
(i)	Expense Limitation Agreement between Registrant and Hennessy Advisors, Inc. for the Hennessy Large Value Fund [Agreement Expired but Reimbursement Provision Continuing].*
14.	Consent of Independent Registered Public Accounting Firm (filed herewith).
15.	None.
16.	Power of Attorney.*
17.	Not Applicable.

* Incorporated by reference.

Exhibit Index